UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22132

Aberdeen Funds

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management, Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and address of agent for service)

With Copies to:

Rose DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Registrant’s telephone number, including area code: (215) 405-2400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1.	Schedule of Investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS - LONG POSITIONS (64.5%)
Aerospace & Defense (1.9%)
Precision Castparts Corp. (a)	33,900	$3,567,975
Raytheon Co. (a)	72,000	3,774,960
		7,342,935

Beverages (0.5%)
PepsiCo, Inc. (a)	31,200	1,860,144

Biotechnology (2.3%)
Amgen, Inc. *(a)	63,500	3,713,480
Gilead Sciences, Inc. *(a)	109,620	5,291,357
		9,004,837

Capital Markets (1.5%)
Goldman Sachs Group, Inc. (The) (a)	39,170	5,825,362

Chemicals (2.4%)
Potash Corp. of Saskatchewan, Inc. (a)	34,900	3,467,315
Praxair, Inc. (a)	77,800	5,859,896
		9,327,211
Commercial Banks (1.7%)
CapitalSource, Inc. (a)	406,600	1,947,614
Wells Fargo & Co. (a)	103,600	2,945,348
Wintrust Financial Corp. (a)	46,900	1,629,306
		6,522,268
Communications Equipment (2.4%)
Cisco Systems, Inc. *(a)	119,500	2,685,165
F5 Networks, Inc. *(a)	73,300	3,623,219
QUALCOMM, Inc. (a)	82,630	3,238,270
		9,546,654

Computers & Peripherals (3.3%)
Apple, Inc. *(a)	20,360	3,911,563
Brocade Communications Systems, Inc. *(a)	446,390	3,066,700
Hewlett-Packard Co. (a)	126,300	5,944,941
		12,923,204
Consumer Finance (1.3%)
Capital One Financial Corp. (a)	136,800	5,042,448

Diversified Financial Services (1.3%)
JPMorgan Chase & Co. (a)	135,450	5,274,423

Energy Equipment & Services (3.6%)
Cameron International Corp. *(a)	113,200	4,263,112
Halliburton Co. (a)	242,300	7,077,583
Tidewater, Inc. (a)	60,900	2,851,338
		14,192,033
Food & Staples Retailing (0.5%)
CVS Caremark Corp. (a)	58,700	1,900,119

Food Products (0.8%)
Kellogg Co. (a)	55,350	3,012,147

Health Care Equipment & Supplies (4.7%)
Baxter International, Inc. (a)	96,820	5,575,864
Hill-Rom Holdings, Inc. (a)	164,400	3,842,028
Intuitive Surgical, Inc. *(a)	7,000	2,296,420
Masimo Corp. *(a)	65,700	1,823,832
St. Jude Medical, Inc. *(a)	130,300	4,916,219
		18,454,363

Hotels, Restaurants & Leisure (2.1%)
Starwood Hotels & Resorts Worldwide, Inc. (a)	103,800	3,458,616
WMS Industries, Inc. *(a)	134,515	4,987,816
		8,446,432

Industrial Conglomerates (2.5%)
3M Co. (a)	46,000	3,702,540
Danaher Corp. (a)	87,640	6,253,114
		9,955,654

Information Technology Services (3.2%)
Alliance Data Systems Corp. *(a)	59,200	3,520,032
Cognizant Technology Solutions Corp., Class A *(a)	82,200	3,588,852
Visa, Inc., Class A (a)	65,820	5,399,215
		12,508,099
Internet & Catalog Retail (2.0%)
NutriSystem, Inc. (a)	157,500	3,206,700
Priceline.Com, Inc. *(a)	24,324	4,751,693
		7,958,393

Internet Software & Services (3.5%)
eBay, Inc. *(a)	84,500	1,945,190
Google, Inc., Class A *(a)	7,340	3,885,943
McAfee, Inc. *(a)	117,700	4,437,290
Yahoo!, Inc. *(a)	233,800	3,509,338
		13,777,761
Life Sciences Tools & Services (0.9%)
Waters Corp. *(a)	61,500	3,504,270

Machinery (3.3%)
Cummins, Inc. (a)	103,500	4,674,060
Gardner Denver, Inc. (a)	37,900	1,510,315
Parker Hannifin Corp. (a)	120,550	6,739,951
		12,924,326

Metals & Mining (1.4%)
AK Steel Holding Corp. (a)	129,300	2,629,962
Allegheny Technologies, Inc. (a)	66,300	2,708,355
		5,338,317
Multiline Retail (2.1%)

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS - LONG POSITIONS (CONTINUED)
Multiline Retail (continued)
Target Corp. (a)	158,100	$8,105,787

Oil, Gas & Consumable Fuels (5.4%)
Apache Corp. (a)	73,090	7,219,099
Berry Petroleum Co., Class A (a)	138,200	3,742,456
Peabody Energy Corp. (a)	112,800	4,751,136
Southwestern Energy Co. *(a)	127,400	5,462,912
		21,175,603
Pharmaceuticals (1.0%)
Bristol-Myers Squibb Co. (a)	156,300	3,807,468

Semiconductors & Semiconductor Equipment (3.0%)
Intel Corp. (a)	188,900	3,664,660
Marvell Technology Group Ltd. *(a)	294,300	5,129,649
Silicon Laboratories, Inc. *(a)	34,800	1,469,952
Teradyne, Inc. *(a)	151,900	1,418,746
		11,683,007
Software (1.0%)
Oracle Corp. (a)	178,000	4,104,680

Specialty Retail (1.6%)
Aeropostale, Inc. *(a)	115,200	3,788,928
Urban Outfitters, Inc. *(a)	83,800	2,645,566
		6,434,494
Textiles, Apparel & Luxury Goods (1.4%)
Coach, Inc. (a)	80,300	2,800,864
Phillips-Van Heusen Corp. (a)	68,900	2,707,081
		5,507,945
Thrifts & Mortgage Finance (0.5%)
Ocwen Financial Corp. *(a)	199,700	1,829,252

Tobacco (0.7%)
Philip Morris International, Inc. (a)	59,600	2,712,396

Transportation Infrastructure (0.7%)
Canadian National Railway Co. (a)	59,400	2,965,842

Total Common Stocks - Long Positions		252,967,874

Total Investments (Cost $253,886,688)(b) — 64.5%		252,967,874

Other assets in excess of liabilities — 35.5%		139,306,589

Net Assets — 100.0%		$392,274,463

*	Non-income producing security.
(a)	All long positions held as collateral for securities sold short.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS - SHORT POSITIONS (16.2%)
Aerospace & Defense (1.3%)
Northrop Grumman Corp.	88,000	$4,980,800

Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	57,700	1,967,570

Commercial Banks (0.5%)
Zions Bancorp	100,000	1,897,000

Commercial Services & Supplies (0.6%)
Resources Connection, Inc.*	140,000	2,500,400

Communications Equipment (0.1%)
Research In Motion Ltd.*	6,400	402,944

Diversified Consumer Services (0.5%)
Capella Education Co.*	28,000	2,054,640

Electrical Equipment (0.6%)
Sunpower Corp., Class A*	117,900	2,403,981

Electronic Equipment & Instruments (1.4%)
Anixter International, Inc.*	60,000	2,500,800
Badger Meter, Inc.	81,000	3,060,990

		5,561,790

Food Products (1.2%)
Campbell Soup Co.	140,500	4,651,955

Insurance (1.0%)
Allstate Corp. (The)	128,100	3,834,033

Machinery (0.3%)
Astec Industries, Inc.*	40,000	995,600

Multiline Retail (0.6%)
J.C. Penney Co., Inc.	100,000	2,483,000

Oil, Gas & Consumable Fuels (1.9%)
Chesapeake Energy Corp.	70,000	1,734,600
Complete Production Services, Inc.*	133,000	1,666,490
Petrohawk Energy Corp.*	60,000	1,339,800
Williams Cos., Inc. (The)	134,400	2,800,896

		7,541,786

Pharmaceuticals (1.0%)
Eli Lilly & Co.	117,000	4,118,400

Semiconductors & Semiconductor Equipment (1.0%)
Atheros Communications, Inc.*	55,300	1,773,471
First Solar, Inc.*	8,500	963,050
Tessera Technologies, Inc.*	75,000	1,287,750

		4,024,271

Software (2.5%)
Autodesk, Inc.*	200,000	4,758,000
Electronic Arts, Inc.*	189,600	3,086,688
Salesforce.com, Inc.*	29,000	1,842,950

		9,687,638

Specialty Retail (0.5%)
Williams-Sonoma, Inc.	100,000	1,898,000

Textiles, Apparel & Luxury Goods (0.7%)
Nike, Inc., Class B	43,500	2,773,125

Total Common Stocks - Short Positions		63,776,933

EXCHANGE TRADED FUNDS - SHORT POSITIONS (7.7%)
Equity Fund (7.7%)
Consumer Discretionary Select Sector SPDR Fund	125,000	3,615,000
Energy Select Sector SPDR Fund	132,400	7,227,716
iShares Russell 2000 Growth Index Fund	52,100	3,397,962
iShares Russell 2000 Value Index Fund	110,000	6,207,300
Materials Select Sector SPDR Trust	95,000	2,865,200
SPDR KBW Bank	175,200	4,040,112
SPDR Trust Series 1	25,300	2,716,461

		30,069,751

Total Exchange Traded Funds - Short Positions		30,069,751

Total Securities Sold Short (Proceeds $91,939,259)(a) — 23.9%		93,846,684

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Health Sciences Fund

	Shares or Principal Amount	Value

COMMON STOCKS (97.6%)
Biotechnology (15.3%)
Amgen, Inc. *	12,800	$748,544
Biogen Idec, Inc. *	5,400	290,196
Gilead Sciences, Inc. *	17,710	854,862
United Therapeutics Corp. *	4,960	295,467

		2,189,069
Food & Staples Retailing (3.5%)
CVS Caremark Corp.	15,432	499,534

Health Care Equipment & Supplies (18.1%)
Baxter International, Inc.	13,428	773,319
Covidien PLC	5,700	288,192
Dentsply International, Inc.	8,400	281,652
Hologic, Inc. *	9,240	139,247
IDEXX Laboratories, Inc. *	3,800	199,462
Intuitive Surgical, Inc. *	400	131,224
Masimo Corp. *	12,650	351,164
St. Jude Medical, Inc. *	11,410	430,499

		2,594,759

Health Care Providers & Services (18.6%)
Aetna, Inc.	16,450	493,006
Hospira, Inc. *	8,500	430,440
LifePoint Hospitals, Inc. *	12,800	383,744
Medco Health Solutions, Inc. *	4,650	285,882
Quest Diagnostics, Inc.	7,480	416,412
Sun Healthcare Group, Inc. *	24,000	209,760
UnitedHealth Group, Inc.	13,380	441,540

		2,660,784

Life Sciences Tools & Services (7.7%)
Covance, Inc. *	6,074	352,960
Thermo Fisher Scientific, Inc. *	9,340	431,041
Waters Corp. *	5,630	320,797

		1,104,798

Pharmaceuticals (34.4%)
Abbott Laboratories	14,530	769,218
Allergan, Inc.	7,490	430,675
Bristol-Myers Squibb Co.	32,630	794,867
Johnson & Johnson	13,164	827,489
Merck & Co., Inc.	18,651	712,095
Novartis AG (a)	5,300	283,709
Perrigo Co.	5,100	225,828
Roche Holding AG (a)	1,870	313,821
Teva Pharmaceutical Industries Ltd. ADR– IL	6,350	360,172
Viropharma, Inc. *	21,160	209,061

		4,926,935

Total Common Stocks		13,975,879

Total Investments (Cost $12,473,562)(b) — 97.6%		13,975,879

Other assets in excess of liabilities — 2.4%		341,579

Net Assets — 100.0%		$14,317,458

*	Non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
IL	Israel

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Natural Resources Fund

	Shares or Principal Amount	Value

COMMON STOCKS (97.9%)
AUSTRALIA (2.6%)
Metals & Mining (2.6%)
BHP Billiton Ltd. ADR	35,600	$2,469,572

BRAZIL (6.3%)
Metals & Mining (3.3%)
Vale SA ADR	122,700	3,164,433

Oil, Gas & Consumable Fuels (3.0%)
Petroleo Brasileiro SA ADR	71,900	2,916,983

		6,081,416

CANADA (4.0%)
Metals & Mining (2.3%)
Agnico-Eagle Mines Ltd.	19,000	962,730
Barrick Gold Corp.	36,800	1,281,376

		2,244,106

Transportation Infrastructure (1.7%)
Canadian National Railway Co.	32,400	1,617,732

		3,861,838

ITALY (4.9%)
Oil, Gas & Consumable Fuels (4.9%)
Eni SpA ADR	101,900	4,740,388

SWITZERLAND (4.1%)
Energy Equipment & Services (4.1%)
Transocean Ltd.*	46,905	3,974,729

UNITED KINGDOM (4.1%)
Energy Equipment & Services (1.9%)
Ensco International PLC ADR	48,700	1,900,761

Metals & Mining (2.2%)
Rio Tinto PLC ADR	10,800	2,095,416

		3,996,177

UNITED STATES (71.9%)
Chemicals (1.6%)
Monsanto Co.	20,000	1,517,600

Energy Equipment & Services (18.0%)
Halliburton Co.	144,400	4,217,924
National Oilwell Varco, Inc.	69,000	2,822,100
Schlumberger Ltd.	69,500	4,410,470
TETRA Technologies, Inc.*	172,000	1,799,120
Tidewater, Inc.	87,360	4,090,195

		17,339,809

Machinery (3.7%)
Deere & Co.	31,400	1,568,430
Terex Corp.*	103,317	2,019,847
		3,588,277
Metals & Mining (4.4%)
AK Steel Holding Corp.	47,600	968,184
Allegheny Technologies, Inc.	41,589	1,698,911
Harsco Corp.	52,300	1,556,448

		4,223,543

Oil, Gas & Consumable Fuels (44.2%)
Apache Corp.	59,400	5,866,938
Berry Petroleum Co., Class A	132,400	3,585,392
EOG Resources, Inc.	55,000	4,973,100
Exxon Mobil Corp.	26,700	1,720,281
Hess Corp.	68,200	3,941,278
Occidental Petroleum Corp.	61,900	4,849,246
Peabody Energy Corp.	84,800	3,571,776
Range Resources Corp.	61,400	2,824,400
SandRidge Energy, Inc.*	169,200	1,431,432
Southwestern Energy Co.*	66,300	2,842,944
Whiting Petroleum Corp.*	38,909	2,589,783
XTO Energy, Inc.	100,936	4,498,718

		42,695,288

		69,364,517

Total Common Stocks		94,488,637

Total Investments (Cost $83,499,285)(a) — 97.9%		94,488,637

Other assets in excess of liabilities — 2.1%		2,017,167

Net Assets — 100.0%		$96,505,804

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.5%)
Aerospace & Defense (1.3%)
BE Aerospace, Inc. *	104,669	$2,347,726

Auto Components (2.2%)
Drew Industries, Inc. *	216,700	4,030,620

Biotechnology (0.5%)
United Therapeutics Corp. *	15,660	932,866

Chemicals (3.7%)
Compass Minerals International, Inc.	44,100	2,780,064
Valspar Corp. (The)	147,130	3,896,003
		6,676,067

Commercial Banks (6.1%)
Bank of the Ozarks, Inc.	95,030	2,815,739
CapitalSource, Inc.	804,559	3,853,838
Univest Corp. of Pennsylvania	54,670	961,099
Wintrust Financial Corp.	95,071	3,302,766

		10,933,442

Commercial Services & Supplies (1.8%)
Clean Harbors, Inc. *	32,307	1,849,899
FTI Consulting, Inc. *	34,410	1,426,294

		3,276,193

Communications Equipment (4.4%)
Polycom, Inc. *	147,450	3,307,303
Tellabs, Inc. *	716,753	4,608,722

		7,916,025

Containers & Packaging (0.8%)
Silgan Holdings, Inc.	27,041	1,402,076

Diversified Telecommunication Services (1.4%)
Shenandoah Telecommunications Co.	146,630	2,522,036

Electric Utilities (0.8%)
ITC Holdings Corp.	25,960	1,394,571

Electronic Equipment & Instruments (3.3%)
Littelfuse, Inc. *	102,774	3,089,386
Rofin-Sinar Technologies, Inc. *	128,630	2,815,711

		5,905,097

Energy Equipment & Services (2.2%)
Tidewater, Inc.	83,860	3,926,325

Food Products (1.6%)
Smithfield Foods, Inc. *	189,860	2,859,292

Health Care Equipment & Supplies (1.5%)
Hill-Rom Holdings, Inc.	62,600	1,462,962
Inverness Medical Innovations, Inc. *	33,047	1,334,107

		2,797,069

Health Care Providers & Services (6.9%)
IPC The Hospitalist Co., Inc. *	90,840	3,087,652
LHC Group, Inc. *	123,155	3,791,942
Sun Healthcare Group, Inc. *	340,110	2,972,561
VCA Antech, Inc. *	100,020	2,539,508

		12,391,663

Hotels, Restaurants & Leisure (5.6%)
P.F. Chang’s China Bistro, Inc. *	59,720	2,305,192
Panera Bread Co., Class A *	28,700	2,049,754
Penn National Gaming, Inc. *	126,600	3,415,668
WMS Industries, Inc. *	63,360	2,349,389
		10,120,003
Household Durables (0.8%)
Ethan Allen Interiors, Inc.	105,300	1,525,797

Industrial Conglomerates (1.0%)
Teleflex, Inc.	31,720	1,813,115

Information Technology Services (2.1%)
Alliance Data Systems Corp. *	38,920	2,314,183
MICROS Systems, Inc. *	48,667	1,390,903

		3,705,086
Insurance (5.2%)
Amerisafe, Inc. *	170,460	2,948,958
Aspen Insurance Holdings Ltd.	105,900	2,820,117
Hanover Insurance Group, Inc. (The)	85,953	3,646,126

		9,415,201

Internet & Catalog Retail (1.2%)
NutriSystem, Inc.	109,081	2,220,889

Internet Software & Services (2.1%)
Solera Holdings, Inc.	114,390	3,787,453

Machinery (9.5%)
Dynamic Materials Corp.	181,227	2,973,935
FreightCar America, Inc.	156,138	3,044,691
Kennametal, Inc.	162,647	3,981,599
Terex Corp. *	175,565	3,432,296
Wabtec Corp.	96,570	3,701,528

		17,134,049
Metals & Mining (3.2%)
AK Steel Holding Corp.	89,100	1,812,294
Allegheny Technologies, Inc.	43,072	1,759,491
Harsco Corp.	75,000	2,232,000

		5,803,785

Oil, Gas & Consumable Fuels (4.9%)
Berry Petroleum Co., Class A	137,370	3,719,980
SandRidge Energy, Inc. *	307,000	2,597,220
Whiting Petroleum Corp. *	39,068	2,600,366

		8,917,566

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value

COMMON STOCKS (CONTINUED)
Pharmaceuticals (continued)
Pharmaceuticals (1.4%)
Perrigo Co.	26,400	$1,168,992
Viropharma, Inc. *	138,190	1,365,317

		2,534,309

Professional Services (0.7%)
Towers Watson & Co., Class A	29,390	1,282,286

Real Estate Investment Trust (REIT) (2.4%)
Healthcare Realty Trust, Inc.	105,908	2,220,891
Macerich Co. (The)	69,661	2,149,042

		4,369,933

Real Estate Management & Development (2.0%)
Jones Lang LaSalle, Inc.	62,610	3,569,396

Road & Rail (2.9%)
Con-way, Inc.	58,000	1,659,960
Kansas City Southern *	118,000	3,504,600

		5,164,560

Semiconductors & Semiconductor Equipment (2.0%)
Teradyne, Inc. *	389,700	3,639,798

Software (1.6%)
Concur Technologies, Inc. *	74,708	2,962,172

Specialty Retail (3.0%)
Monro Muffler Brake, Inc.	63,100	2,159,282
Tractor Supply Co. *	65,530	3,307,299

		5,466,581

Textiles, Apparel & Luxury Goods (2.8%)
Phillips-Van Heusen Corp.	106,448	4,182,342
Zumiez, Inc. *	67,789	862,954

		5,045,296

Thrifts & Mortgage Finance (3.7%)
Ocwen Financial Corp. *	265,500	2,431,980
Washington Federal, Inc.	124,080	2,314,092
Westfield Financial, Inc.	236,877	1,932,916

		6,678,988

Trading Companies & Distributors (3.9%)
Beacon Roofing Supply, Inc. *	240,030	4,032,504
Rush Enterprises, Inc., Class A *	270,150	3,068,904

		7,101,408

Total Common Stocks		181,568,739

Total Investments (Cost $153,610,232)(a) — 100.5%		181,568,739

Liabilities in excess of other assets — (0.5)%		(814,348)

Net Assets — 100.0%		$180,754,391

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Technology and Communications Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.5%)
Commercial Services & Supplies (6.5%)
FTI Consulting, Inc. *	6,370	$264,037
Paychex, Inc.	9,197	266,621

		530,658

Communications Equipment (15.4%)
Cisco Systems, Inc. *	17,144	385,226
F5 Networks, Inc. *	4,924	243,394
QUALCOMM, Inc.	8,649	338,954
Tellabs, Inc. *	43,570	280,155

		1,247,729

Computers & Peripherals (16.2%)
Apple, Inc. *	1,323	254,175
Brocade Communications Systems, Inc. *	30,100	206,787
EMC Corp. *	21,070	351,237
Hewlett-Packard Co.	8,110	381,737
Wincor Nixdorf AG (a)	1,796	121,834

		1,315,770

Information Technology Services (11.0%)
Alliance Data Systems Corp. *	4,890	290,759
Cognizant Technology Solutions Corp., Class A *	8,851	386,435
Visa, Inc., Class A	2,640	216,559

		893,753

Internet Software & Services (12.3%)
Google, Inc., Class A *	672	355,770
McAfee, Inc. *	6,890	259,753
Solera Holdings, Inc.	6,390	211,573
Yahoo!, Inc. *	11,200	168,112

		995,208

Machinery (1.3%)
Fanuc Ltd. (a)	1,087	104,029

Media (1.7%)
Comcast Corp., Class A	8,480	134,238

Semiconductors & Semiconductor Equipment (16.0%)
ASM Pacific Technology Ltd. (a)	12,300	101,444
Avago Technologies Ltd. *	10,626	184,680
Intel Corp.	21,342	414,035
Marvell Technology Group Ltd. *	13,900	242,277
NVIDIA Corp. *	9,500	146,205
Samsung Electronics Co. Ltd. GDR– KR(b)	933	206,006

		1,294,647
Software (14.2%)
Adobe Systems, Inc. *	7,750	250,325
ANSYS, Inc. *	5,393	225,751
Concur Technologies, Inc. *	4,900	194,285
Oracle Corp.	20,672	476,696

		1,147,057

Wireless Telecommunication Services (3.9%)
American Tower Corp., Class A *	4,431	188,096
Vodafone Group PLC (a)	61,094	130,507
		318,603

Total Common Stocks		7,981,692

Total Investments (Cost $6,639,371)(c) — 98.5%		7,981,692

Other assets in excess of liabilities — 1.5%		123,095

Net Assets — 100.0%		$8,104,787

*	Non-income producing security.
(a)	Fair Valued Security.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 2.54% of net assets as of January 31, 2010.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
GDR	Global Depositary Receipt
KR	Republic of South Korea

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.7%)
Aerospace & Defense (4.0%)
ITT Corp.	13,600	$657,016
United Technologies Corp.	22,200	1,498,056

		2,155,072

Auto Components (0.9%)
BorgWarner, Inc. *	13,800	484,242

Beverages (2.6%)
PepsiCo, Inc.	23,500	1,401,070

Biotechnology (3.3%)
Gilead Sciences, Inc. *	36,710	1,771,992

Capital Markets (4.2%)
Charles Schwab Corp. (The)	37,600	687,704
Goldman Sachs Group, Inc. (The)	3,640	541,341
State Street Corp.	23,900	1,024,832

		2,253,877

Chemicals (2.7%)
Monsanto Co.	5,300	402,164
Praxair, Inc.	14,100	1,062,012

		1,464,176

Commercial Banks (3.2%)
Royal Bank of Canada	19,500	953,658
Wells Fargo & Co.	28,000	796,040

		1,749,698

Commercial Services & Supplies (1.9%)
FTI Consulting, Inc. *	24,500	1,015,525

Communications Equipment (5.0%)
Cisco Systems, Inc. *	54,200	1,217,874
QUALCOMM, Inc.	37,850	1,483,341

		2,701,215

Computers & Peripherals (1.8%)
EMC Corp. *	59,000	983,530

Consumer Finance (1.5%)
Capital One Financial Corp.	21,900	807,234

Diversified Financial Services (2.0%)
JPMorgan Chase & Co.	28,350	1,103,949

Diversified Telecommunication Services (1.0%)
Telus Corp.	18,000	557,848

Electrical Equipment (1.8%)
Emerson Electric Co.	22,900	951,266

Energy Equipment & Services (3.4%)
Schlumberger Ltd.	18,000	1,142,280
Tidewater, Inc.	14,500	678,890

		1,821,170

Food & Staples Retailing (3.2%)
CVS Caremark Corp.	40,150	1,299,656
SYSCO Corp.	15,200	425,448

		1,725,104

Food Products (4.7%)
Kellogg Co.	21,100	1,148,262
Kraft Foods, Inc.	50,200	1,388,532

		2,536,794

Health Care Equipment & Supplies (5.2%)
Baxter International, Inc.	27,780	1,599,850
St. Jude Medical, Inc. *	32,400	1,222,452

		2,822,302

Health Care Providers & Services (4.1%)
Aetna, Inc.	34,700	1,039,959
Quest Diagnostics, Inc.	21,000	1,169,070

		2,209,029

Hotels, Restaurants & Leisure (0.9%)
Starwood Hotels & Resorts Worldwide, Inc.	14,300	476,476

Household Products (1.6%)
Procter & Gamble Co.	14,000	861,700

Industrial Conglomerates (1.8%)
3M Co.	11,800	949,782

Information Technology Services (3.0%)
Alliance Data Systems Corp. *	13,400	796,764
Cognizant Technology Solutions Corp., Class A *	19,200	838,272

		1,635,036

Insurance (2.2%)
Aflac, Inc.	12,400	600,532
MetLife, Inc.	15,880	560,882

		1,161,414

Internet Software & Services (3.5%)
McAfee, Inc. *	29,500	1,112,150
Yahoo!, Inc. *	53,100	797,031

		1,909,181

Machinery (3.0%)
Deere & Co.	19,300	964,035
PACCAR, Inc.	18,100	652,143

		1,616,178

Media (0.7%)
Comcast Corp., Class A	25,000	395,750

Oil, Gas & Consumable Fuels (8.6%)
Apache Corp.	16,450	1,624,766

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	9,540	$862,607
Exxon Mobil Corp.	16,800	1,082,424
Hess Corp.	18,900	1,092,231

		4,662,028

Pharmaceuticals (1.9%)
Johnson & Johnson	16,400	1,030,904

Semiconductors & Semiconductor Equipment (3.9%)
Intel Corp.	73,300	1,422,020
Marvell Technology Group Ltd. *	37,700	657,111

		2,079,131

Software (3.0%)
Oracle Corp.	69,550	1,603,823

Specialty Retail (3.7%)
Staples, Inc.	35,000	821,100
TJX Cos., Inc. (The)	19,450	739,294
Urban Outfitters, Inc. *	13,100	413,567

		1,973,961

Tobacco (2.9%)
Philip Morris International, Inc.	34,600	1,574,646

Transportation Infrastructure (1.5%)
Canadian National Railway Co.	15,900	793,887

Total Common Stocks		53,238,990

Total Investments (Cost $43,397,601)(a) — 98.7%		53,238,990

Other assets in excess of liabilities — 1.3%		706,019

Net Assets — 100.0%		$53,945,009

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (2.1%)
ITALY (0.2%)
Romulus Finance SRL, Series A1 (EUR), 4.94%, 02/20/13	$70,000	$87,339

GERMANY (0.3%)
German Postal Pensions Securitisation 2 PLC, Series 2 (EUR), 4.25%, 01/18/17	100,000	145,664

UNITED STATES (1.6%)
BA Credit Card Trust, Series 04A1 (EUR), 4.50%, 01/17/14	100,000	141,890
Bank of America Credit Card Trust, Series 2007-B3, Class B3 (USD), 0.43%, 08/15/16(a)	40,000	37,577
Citibank Credit Card Issuance Trust, Series 2001-A4 (EUR), 5.38%, 04/10/13(b)	30,000	42,503
MBNA America European Structured Offerings No. 7, Series 7 (EUR), 5.45%, 04/19/11	90,000	128,974
MBNA Credit Card Master Note Trust, Class 2004-B1, Class B1 (USD), 4.45%, 08/15/16	40,000	40,738
SLM Student Loan Trust 2003-10, Class A3 (EUR), 4.05%, 09/17/10	230,000	303,871

Total Asset Backed Securities		928,556

MORTGAGE BACKED SECURITIES (5.7%)
UNITED STATES (5.7%)
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class ASB (USD), 4.59%, 07/10/43(a)	99,597	101,786
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4 (USD), 5.45%, 01/15/49	153,000	137,619
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB (USD), 5.71%, 02/10/51(a)	100,000	99,249
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4 (USD), 5.49%, 02/10/51	100,000	90,203
Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A (USD), 5.63%, 06/24/50(a)(b)	160,000	156,529
BCAP LLC Trust, Series 2009-RR2, Class A1 (USD), 5.67%, 01/21/38(a)(b)	64,201	60,680
BCAP LLC Trust, Series 2009-RR3, Class 2A1 (USD), 5.65%, 05/26/37(a)(b)	42,454	40,226
BCAP LLC Trust, Series 2009-RR4, Class 3A1 (USD), 5.46%, 04/26/37(a)	83,084	78,260
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 5.30%, 12/26/37(a)(b)	93,169	85,674
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class AAB (USD), 4.80%, 09/11/42(a)	45,000	46,464
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class AAB (USD), 5.32%, 02/11/44	100,000	99,270
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB (USD), 5.72%, 06/11/40(a)	90,000	91,049
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 (USD), 5.69%, 06/11/50(a)	100,000	93,840
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 (USD), 5.47%, 01/12/45(a)	50,000	49,770
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4 (USD), 5.82%, 12/10/49(a)	70,000	66,432
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5 (USD), 5.60%, 06/26/37(a)(b)	93,920	86,407
Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 25A1 (USD), 5.65%, 07/27/36(a)(b)	86,468	79,620
Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 28A1 (USD), 5.60%, 08/27/37(a)(b)	40,794	38,369
Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 30A1 (USD), 5.82%, 07/27/37(a)(b)	87,258	82,223
Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1 (USD), 6.09%, 05/26/37(a)(b)	88,798	84,189
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB (USD), 4.62%, 08/10/42	58,888	60,425
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4 (USD), 5.79%, 02/12/51	80,000	74,797
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB (USD), 5.82%, 06/15/49(a)	100,000	101,295
JPMorgan Re-Remic, Series 2009-7, Class 14A1 (USD), 5.79%, 07/27/37(a)(b)	89,362	84,415
JPMorgan Re-Remic, Series 2009-7, Class 17A1 (USD), 6.79%, 07/27/37(a)(b)	88,820	88,907
JPMorgan Re-Remic, Series 2009-7, Class 1A1 (USD), 6.00%, 08/27/37(a)(b)	89,453	83,774
JPMorgan Re-Remic, Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/37(b)	88,629	81,850
JPMorgan Re-Remic, Series 2009-8, Class A1 (USD), 5.66%, 04/20/36(a)(b)	89,926	81,408
Morgan Stanley Capital I, Series 2007- IQ14, Class AAB (USD), 5.65%, 04/15/49	60,000	59,711

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

MORTGAGE BACKED SECURITIES (CONTINUED)
UNITED STATES (continued)
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class 1A6 (USD), 5.50%, 12/25/34	$42,075	$41,248
Structured Asset Securities Corp., Series 2003-24A, Class 3A2 (USD), 2.70%, 07/25/33(a)	96,349	93,944

Total Mortgage Backed Securities		2,519,633

CORPORATE BONDS (13.8%)
UNITED STATES (13.8%)
Beverages (0.3%)
Anheuser-Busch Inbev Worldwide, Inc. (USD), 4.13%, 01/15/15(b)	125,000	128,444

Capital Markets (0.7%)
Merrill Lynch & Co., Inc. (USD), 6.22%, 09/15/26	200,000	191,992
Morgan Stanley (USD), 4.20%, 11/20/14	100,000	101,335

		293,327
Chemicals (0.3%)
Chevron Phillips Chemical Co. LLC (USD), 7.00%, 06/15/14(b)	45,000	50,052
Dow Chemical Co. (The) (USD), 5.90%, 02/15/15	95,000	103,008

		153,060

Commercial Banks (3.6%)
AgriBank FCB (USD), 9.13%, 07/15/19(b)	250,000	278,768
Bank of America Corp. (USD), 6.50%, 08/01/16	65,000	70,360
Citigroup, Inc.
(USD), 6.50%, 08/19/13	70,000	75,612
(USD), 8.50%, 05/22/19	107,000	124,755
(USD), 8.13%, 07/15/39	72,000	81,646
Discover Bank, Series BKNT (USD), 8.70%, 11/18/19(b)	250,000	273,036
Goldman Sachs Group, Inc. (The)
(USD), 5.45%, 11/01/12	100,000	107,604
(USD), 5.13%, 01/15/15	100,000	105,293
Morgan Stanley, Series F (USD), MTN, 6.00%, 04/28/15	100,000	107,649
Wells Fargo & Co. (USD), 4.38%, 01/31/13	295,000	310,313
Wells Fargo & Co., Series I (USD), 3.75%, 10/01/14	49,000	49,427

		1,584,463

Communications Equipment (0.1%)
Cisco Systems, Inc. (USD), 4.45%, 01/15/20	55,000	54,432

Diversified Financial Services (0.7%)
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/19(b)	48,000	48,318
Countrywide Home Loans, Inc., Series L (USD), MTN, 4.00%, 03/22/11	22,000	22,689
ERAC USA Finance Co. (USD), 8.00%, 01/15/11(b)	150,000	158,764
National Rural Utilities Cooperative Finance Corp., Series C (USD), MTN, 7.25%, 03/01/12	60,000	66,717
Raymond James Financial, Inc. (USD), 8.60%, 08/15/19	32,000	36,066

		332,554

Diversified Holding Company (1.2%)
GE Financial Assurance Holdings, Inc. (JPY), 1.60%, 06/20/11	50,000,000	532,885

Diversified Telecommunication Services (0.4%)
AT&T, Inc. (USD), 6.15%, 09/15/34	30,000	29,930
CenturyTel, Inc., Series P (USD), 7.60%, 09/15/39	58,000	60,760
Embarq Corp. (USD), 8.00%, 06/01/36	15,000	16,476
Verizon Communications, Inc. (USD), 5.55%, 02/15/16	70,000	76,320

		183,486

Electric Utilities (1.7%)
AmerenEnergy Generating Co. (USD), 6.30%, 04/01/20	70,000	71,793
Commonwealth Edison Co. (USD), 5.80%, 03/15/18	65,000	70,418
Constellation Energy Group, Inc. (USD), 7.60%, 04/01/32	60,000	66,492
Dominion Resources, Inc., Series 06-B (USD), 6.30%, 09/30/66(a)	75,000	69,750
FPL Group Capital, Inc. (USD), 6.35%, 10/01/66(a)	45,000	42,075
Integrys Energy Group, Inc. (USD), 6.11%, 12/01/66(a)	65,000	55,900
KCP&L Greater Missouri Operations Co. (USD), 11.88%, 07/01/12	30,000	35,270
NiSource Finance Corp. (USD), 5.40%, 07/15/14	40,000	42,571
Pennsylvania Electric Co. (USD), 5.20%, 04/01/20	50,000	50,551
PPL Capital Funding, Inc., Series A (USD), 6.70%, 03/30/67(a)	95,000	83,125
Progress Energy, Inc. (USD), 4.88%, 12/01/19	75,000	73,652
Trans-Allegheny Interstate Line Co. (USD), 4.00%, 01/15/15(b)	75,000	75,240

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

CORPORATE BONDS (CONTINUED)
UNITED STATES (continued)
Electric Utilities (continued)
Wisconsin Energy Corp., Series A (USD), 6.25%, 05/15/67(a)	$45,000	$40,950

		777,787

Electronic Equipment & Instruments (0.1%)
Amphenol Corp. (USD), 4.75%, 11/15/14	45,000	46,040

Energy Equipment & Services (0.6%)
Enterprise Products Operating LP, Series M (USD), 5.65%, 04/01/13	90,000	97,123
Kinder Morgan Energy Partners LP (USD), 6.50%, 09/01/39	50,000	52,089
Midcontinent Express Pipeline LLC (USD), 6.70%, 09/15/19(b)	45,000	47,407
Williams Cos., Inc. (USD), 7.13%, 09/01/11	40,000	43,800
Williams Partners LP (USD), 7.50%, 06/15/11	45,000	47,664

		288,083

Food & Staples Retailing (0.2%)
CVS Caremark Corp. (USD), 6.30%, 06/01/37(a)	105,000	97,650

Gas Utilities (0.2%)
Enogex LLC (USD), 6.25%, 03/15/20(b)	80,000	79,644

Health Care Equipment & Supplies (0.5%)
Boston Scientific Corp. (USD), 6.00%, 01/15/20	45,000	45,462
CareFusion Corp. (USD), 5.13%, 08/01/14(b)	45,000	48,385
Roche Holdings, Inc. (USD), 6.00%, 03/01/19(b)	60,000	66,268
Stryker Corp. (USD), 3.00%, 01/15/15	55,000	55,606

		215,721

Insurance (1.1%)
Everest Reinsurance Holdings, Inc. (USD), 5.40%, 10/15/14	130,000	128,816
Massachusetts Mutual Life Insurance Co. (USD), 8.88%, 06/01/39(b)	120,000	155,185
Nationwide Mutual Insurance Co. (USD), 9.38%, 08/15/39(b)	46,000	51,918
Reinsurance Group of America, Inc. (USD), 6.45%, 11/15/19	54,000	55,531
W.R. Berkley Corp. (USD), 7.38%, 09/15/19	75,000	81,930

		473,380

Media (0.5%)
News America, Inc. (USD), 6.90%, 08/15/39(b)	55,000	60,870
Time Warner Cable, Inc. (USD), 6.75%, 06/15/39	55,000	58,303
Viacom, Inc. (USD), 5.63%, 09/15/19	80,000	84,344

		203,517

Metals & Mining (0.1%)
Nucor Corp. (USD), 6.40%, 12/01/37	45,000	49,165

Multi-Utilities (0.3%)
CMS Energy Corp. (USD), 6.55%, 07/17/17	65,000	66,693
PNM Resources, Inc. (USD), 9.25%, 05/15/15	45,000	48,319

		115,012

Oil, Gas & Consumable Fuels (0.2%)
Airgas, Inc. (USD), 7.13%, 10/01/18(b)	30,000	31,500
Enterprise Products Operating LP (USD), 6.13%, 10/15/39	5,000	4,942
Marathon Oil Corp. (USD), 5.90%, 03/15/18	35,000	36,938
Williams Partners LP (USD), 7.25%, 02/01/17	20,000	22,417

		95,797

Paper & Forest Products (0.2%)
International Paper Co. (USD), 7.50%, 08/15/21	70,000	79,462

Software (0.8%)
Adobe Systems, Inc.
(USD), 3.25%, 02/01/15	50,000	50,224
(USD), 4.75%, 02/01/20	60,000	59,858
Microsoft Corp. (USD), 2.95%, 06/01/14	65,000	66,568
Oracle Corp. (USD), 4.95%, 04/15/13	165,000	180,740

		357,390

		6,141,299

Total Corporate Bonds		6,141,299

CONVERTIBLE CORPORATE BOND (0.1%)
UNITED STATES (0.1%)
Real Estate Investment Trust (REIT) (0.1%)
ERP Operating LP (USD), 3.85%, 08/15/26	45,000	45,283

Total Convertible Corporate Bonds		45,283

COVERED BONDS (3.0%)
FRANCE (0.6%)
Diversified Financial Services (0.6%)
BNP Paribas Home Loan Covered Bonds SA (EUR), EMTN, 3.38%, 01/12/17	100,000	139,147

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

COVERED BONDS (CONTINUED)
FRANCE (continued)
Diversified Financial Services (continued)
HSBC Covered Bonds France (EUR), EMTN, 3.38%, 01/20/17	$100,000	$138,090

		277,237

SWEDEN (0.5%)
Commercial Banks (0.5%)
Nordea Hypotek AB (EUR), EMTN, 3.50%, 01/18/17	80,000	111,149
Swedish Covered Bond Corp. (EUR), EMTN, 3.00%, 02/03/15	60,000	82,987

		194,136

UNITED KINGDOM (1.9%)
Commercial Banks (1.6%)
Bank of Scotland PLC (EUR), EMTN, 4.38%, 07/13/16	500,000	704,607

Diversified Financial Services (0.3%)
Nationwide Building Society, Series 2006-2 (EUR), EMTN, 3.88%, 12/05/13	100,000	141,038

Total Covered Bonds		1,317,018

FOREIGN NON-GOVERNMENT BONDS (16.7%)
AUSTRALIA (0.5%)
Commercial Banks (0.3%)
Commonwealth Bank of Australia (EUR), 5.50%, 08/06/19	100,000	149,655

Real Estate (0.2%)
WT Finance Aust Pty Ltd. (GBP), 5.50%, 06/27/17	50,000	80,492

		230,147

AUSTRIA (0.3%)
Commercial Banks (0.3%)
KA Finanz AG (EUR), 2.25%, 12/17/12	100,000	138,796

DENMARK (0.2%)
Commercial Banks (0.2%)
Danske Bank A/S (EUR), EMTN, 5.38%, 08/18/14(a)	70,000	98,079

FRANCE (1.4%)
Diversified Telecommunication Services (0.2%)
France Telecom, Series 54 (EUR), EMTN, 7.25%, 01/28/13	50,000	78,605

Government Related (0.4%)
Agence Francaise de Developpement (EUR), 4.62%(a)(c)	150,000	190,814

Hotels, Restaurants & Leisure (0.4%)
Casino Guichard Perrachon SA, Series 21 (EUR), EMTN, 6.38%, 04/04/13	100,000	153,487

Insurance (0.4%)
Axa SA, Series 21 (EUR), EMTN, 5.78%, 12/31/49(a)	70,000	86,658

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

FOREIGN NON-GOVERNMENT BONDS (CONTINUED)
FRANCE (continued)
Insurance (continued)
Groupama SA (EUR), 6.30%, 10/22/49(a)	$100,000	$106,746

		193,404

		616,310

GERMANY (1.1%)
Commercial Banks (1.1%)
Commerzbank AG, Series 551 (EUR), EMTN, 4.13%, 09/13/16(a)	50,000	65,277
IKB Deutsche Industriebank AG (EUR), 2.13%, 09/10/12	200,000	278,932
NRW. Bank AG (EUR), EMTN, 4.50%, 05/29/17	100,000	149,739

		493,948

ITALY (1.0%)
Commercial Banks (0.7%)
Intesa Sanpaolo SpA (EUR), EMTN, 5.00%, 04/28/11	100,000	143,796
UniCredit SpA (EUR), EMTN, 4.88%, 02/12/13	100,000	147,018

		290,814

Insurance (0.3%)
Assicurazioni Generali SpA (EUR), EMTN, 5.13%, 09/16/24	100,000	147,003

		437,817

LUXEMBOURG (0.3%)
Wireless Telecommunication Services (0.3%)
Telecom Italia Finance SA, Series 14 (EUR), EMTN, 7.75%, 01/24/33	90,000	151,197

NETHERLANDS (0.7%)
Commercial Banks (0.3%)
Fortis Bank Nederland NV (EUR), EMTN, 3.38%, 05/19/14	100,000	143,349

Electric Utilities (0.4%)
E.ON International Finance BV (EUR), 5.25%, 09/08/15	100,000	152,019

		295,368

NORWAY (4.5%)
Diversified Financial Services (4.5%)
Eksportfinans ASA (JPY), 1.80%, 06/21/10	180,000,000	2,001,472

REPUBLIC OF IRELAND (0.8%)
Commercial Banks (0.5%)
Allied Irish Banks PLC (EUR), EMTN, 5.63%, 11/12/14	50,000	68,966
Bank of Ireland (EUR), EMTN, 4.63%, 04/08/13	100,000	139,498

		208,464

Diversified Financial Services (0.3%)
Irish Nationwide Building Society (EUR), EMTN, 3.50%, 09/22/10	100,000	139,755

		348,219

SPAIN (0.5%)
Insurance (0.3%)
Mapfre SA (EUR), 5.92%, 07/24/37(a)	100,000	123,140

Wireless Telecommunication Services (0.2%)
Telefonica Emisiones SAU (EUR), EMTN, 5.50%, 04/01/16	50,000	75,366

		198,506

SUPRANATIONAL (0.6%)
Eurofima (EUR), EMTN, 4.00%, 10/27/21	100,000	140,128
International Bank for Reconstruction & Development, Series GDIF (EUR), 3.88%, 05/20/19	100,000	142,715

		282,843

SWEDEN (0.7%)
Commercial Banks (0.7%)
Nordea Bank AB (EUR), EMTN, 6.25%, 09/10/18(a)	100,000	151,667
Skandinaviska Enskilda Banken AB (GBP), EMTN, 6.63%, 07/09/14	100,000	173,309

		324,976

SWITZERLAND (0.3%)
Commercial Banks (0.3%)
UBS AG London (EUR), EMTN, 5.63%, 05/19/14	100,000	149,904

UNITED KINGDOM (2.9%)
Commercial Banks (1.5%)
Barclays Bank PLC (GBP), EMTN, 8.25%, 12/15/49(a)	70,000	113,001
HSBC Capital Funding LP (EUR), 5.37%, 12/31/49(a)	90,000	111,043
Lloyds TSB Bank PLC (EUR), EMTN, 3.25%, 11/26/12	100,000	138,963
Royal Bank of Scotland Group PLC, Series 2958 (EUR), EMTN, 5.25%, 05/15/13	100,000	144,892
Royal Bank of Scotland PLC (EUR), EMTN, 6.93%, 04/09/18	50,000	68,458

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

FOREIGN NON-GOVERNMENT BONDS (CONTINUED)
UNITED KINGDOM (continued)
Commercial Banks (continued)
Standard Chartered Bank (EUR), 5.88%, 09/26/17	$50,000	$75,138

		651,495

Diversified Financial Services (0.8%)
Coventry Building Society (GBP), EMTN, 2.00%, 05/04/12	100,000	159,253
Nationwide Building Society (EUR), 3.75%, 01/20/15	50,000	69,558
Yorkshire Building Society (EUR), EMTN, 2.25%, 10/26/12	100,000	139,727

		368,538

Insurance (0.2%)
Aviva PLC (EUR), 5.70%, 09/29/49(a)	80,000	100,923

Water Utility (0.4%)
Severn Trent Utilities Finance PLC (EUR), EMTN, 5.25%, 03/11/16	100,000	149,488

		1,270,444

UNITED STATES (0.9%)
Commercial Banks (0.7%)
Bank of America Corp., Series 169 (EUR), EMTN, 4.75%, 05/23/17(a)	100,000	131,938
Citigroup, Inc. (EUR), EMTN, 7.38%, 09/04/19	50,000	77,772
SG Capital Trust III (EUR), 5.42%, 11/10/49(a)	100,000	120,609

		330,319

Specialty Retail (0.2%)
Wal-Mart Stores, Inc. (EUR), 4.88%, 09/21/29	50,000	70,659

		400,978

Total Foreign Non-Government Bonds		7,439,004

MUNICIPAL BONDS (0.6%)
UNITED STATES (0.6%)
California (0.1%)
Bay Area Toll Authority California Revenue Bonds (Build America Bonds) (USD), 6.26%, 04/01/49	55,000	55,044

Illinois (0.2%)
Illinois State General Obligation Unlimited Bonds (USD), 4.07%, 01/01/14	45,000	45,667
Illinois State Toll Highway Authority Revenue Bonds (Build America Bonds) (USD), 5.85%, 12/01/34	55,000	54,591

		100,258

Missouri (0.2%)
Missouri State Highways & Transit Commission State Road Revenue Bonds (Build America Bonds) (USD), 5.45%, 05/01/33	65,000	63,870

Texas (0.1%)
North Texas Tollway Authority Revenue Bonds (Build America Bonds) (USD), 6.72%, 01/01/49	55,000	58,572

Total Municipal Bonds		277,744

OTHER DOMESTIC GOVERNMENT BONDS (32.7%)
AUSTRALIA (0.5%)
Australian Government Bond, Series 217 (AUD), 6.00%, 02/15/17	265,000	244,249

AUSTRIA (0.4%)
Austrian Government Bond, Series 976 (EUR), 6.25%, 07/15/27	90,000	156,502

CANADA (2.0%)
Canadian Government Bond
(CAD), 5.00%, 06/01/14	425,000	441,666
(CAD), 4.00%, 06/01/17	150,000	149,524
Canadian Government Bond, Series WL43 (CAD), 5.75%, 06/01/29	260,000	300,630

		891,820

FINLAND (0.6%)

Finnish Government Bond (EUR), 4.00%, 07/04/25	190,000	264,866

GERMANY (7.6%)
Bundesrepublik Deutschland, Series 01 (EUR), 5.00%, 07/04/11	70,000	102,598
Bundesrepublik Deutschland, Series 02 (EUR), 5.00%, 01/04/12	520,000	773,159
Bundesrepublik Deutschland, Series 03 (EUR), 4.25%, 01/04/14	488,000	734,598
Bundesrepublik Deutschland, Series 04 (EUR), 3.75%, 01/04/15	50,000	74,012
Bundesrepublik Deutschland, Series 05 (EUR), 4.00%, 01/04/37	290,000	403,758
Bundesrepublik Deutschland, Series 06 (EUR), 4.00%, 07/04/16	710,000	1,062,972

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

OTHER DOMESTIC GOVERNMENT BONDS (CONTINUED)
GERMANY (continued)
Bundesrepublik Deutschland, Series 07 (EUR), 4.25%, 07/04/39	$150,000	$219,523

		3,370,620

GREECE (1.4%)
Hellenic Republic of Greece, Series 30YR (EUR), 4.50%, 09/20/37	120,000	122,224
Hellenic Republic of Greece, Series 5YR (EUR), 6.10%, 08/20/15	380,000	512,542

		634,766

ITALY (2.6%)
Buoni Poliennali Del Tesoro
(EUR), 4.00%, 04/15/12	480,000	694,208
(EUR), 4.25%, 09/01/19	310,000	439,851

		1,134,059

JAPAN (12.3%)
Japan Government 10 Year Bond, Series 275 (JPY), 1.40%, 12/20/15	70,000,000	809,357
Japan Government 10 Year Bond, Series 297 (JPY), 1.40%, 12/20/18	33,000,000	374,054
Japan Government 20 Year Bond, Series 62 (JPY), 0.80%, 06/20/23	145,000,000	1,431,011
Japan Government 30 Year Bond, Series 10 (JPY), 1.10%, 03/20/33	60,000,000	531,887
Japan Government 5 Year Bond, Series 81 (JPY), 0.80%, 03/20/14	204,000,000	2,298,301

		5,444,610

NETHERLANDS (1.9%)
Netherlands Government Bond
(EUR), 4.50%, 07/15/17	210,000	318,389
(EUR), 4.00%, 07/15/19	304,000	440,563
(EUR), 4.00%, 01/15/37	60,000	82,574

		841,526

REPUBLIC OF IRELAND (0.2%)
Ireland Government Bond (EUR), 5.90%, 10/18/19	74,000	111,264

SWEDEN (0.7%)
Swedish Government Bond, Series 1046 (SEK), 5.50%, 10/08/12	2,100,000	313,052

UNITED KINGDOM (2.5%)
United Kingdom Treasury Gilt
(GBP), 5.00%, 03/07/25	180,000	307,519
(GBP), 4.25%, 03/07/36	400,000	623,182
(GBP), 4.25%, 12/07/49	110,000	173,555

		1,104,256

Total Other Domestic Government Bonds		14,511,590

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (14.7%)
UNITED STATES (14.7%)
Federal Home Loan Mortgage Corp., Pool # 1J0867 (USD), 5.18%, 01/01/38(a)	116,868	122,414
Federal Home Loan Mortgage Corp., Pool # G04701 (USD), 6.00%, 01/01/38	137,727	147,859
Federal Home Loan Mortgage Corp., Series 2751, Class NE (USD), 5.00%, 06/15/32	130,000	137,533
Federal Home Loan Mortgage Corp., Series 2827, Class TE (USD), 5.00%, 04/15/33	85,000	89,457
Federal Home Loan Mortgage Corp., Series 2836, Class EG (USD), 5.00%, 12/15/32	85,000	89,740
Federal Home Loan Mortgage Corp., Series 2864, Class PE (USD), 5.00%, 06/15/33	85,000	89,184
Federal Home Loan Mortgage Corp., Series 2931, Class JE (USD), 5.00%, 03/15/33	95,000	100,496
Federal Home Loan Mortgage Corp., Series 2941, Class XD (USD), 5.00%, 05/15/33	130,000	136,989
Federal Home Loan Mortgage Corp., Series 3017, Class MK (USD), 5.00%, 12/15/34	85,000	89,801
Federal Home Loan Mortgage Corp., Series 3036, Class ND (USD), 5.00%, 05/15/34	105,000	110,794
Federal National Mortgage Association TBA
(USD), 5.00%, 02/11/40(d)	1,100,000	1,142,968
(USD), 5.50%, 02/11/40(d)	625,000	662,012
(USD), 6.00%, 02/11/40(d)	200,000	213,906
(USD), 6.50%, 03/11/40(d)	800,000	860,500
Federal National Mortgage Association, Pool # 190367 (USD), 5.50%, 01/01/36	82,480	87,601
Federal National Mortgage Association, Pool # 685200 (USD), 5.00%, 03/01/18	335,714	357,651
Federal National Mortgage Association, Pool # 735912 (USD), 5.50%, 10/01/35	174,007	185,190
Federal National Mortgage Association, Pool # 745418 (USD), 5.50%, 04/01/36	113,301	120,336
Federal National Mortgage Association, Pool # 745516 (USD), 5.50%, 05/01/36	79,044	83,952

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (CONTINUED)
UNITED STATES (continued)
Federal National Mortgage Association, Pool # 848838 (USD), 5.50%, 01/01/36	$78,571	$83,449
Federal National Mortgage Association, Pool # 868691 (USD), 6.00%, 04/01/36	148,403	159,274
Federal National Mortgage Association, Pool # 889139 (USD), 5.50%, 03/01/37	88,197	93,673
Federal National Mortgage Association, Pool # 930768 (USD), 4.00%, 03/01/29	255,804	256,065
Federal National Mortgage Association, Pool # 960128 (USD), 6.00%, 11/01/37	75,279	80,641
Federal National Mortgage Association, Pool # 966202 (USD), 6.00%, 12/01/37	120,740	129,339
Federal National Mortgage Association, Series 2003-86, Class OE (USD), 5.00%, 03/25/32	85,000	90,016
Federal National Mortgage Association, Series 2005-101, Class ND (USD), 5.00%, 06/25/34	130,000	136,266
Federal National Mortgage Association, Series 2005-12, Class JE (USD), 5.00%, 09/25/33	60,000	63,068
Federal National Mortgage Association, Series 2005-51, Class ND (USD), 5.50%, 11/25/33	265,000	283,135
Federal National Mortgage Association, Series 2006-63, Class QE (USD), 5.50%, 11/25/32	110,000	117,432
Federal National Mortgage Association, Series 2008-94, Class TC (USD), 6.00%, 03/25/27	55,000	56,642
Federal National Mortgage Association, Series 2009-86, Class PC (USD), 5.00%, 03/25/37	130,000	135,892

Total U.S. Government Mortgage Backed Agencies		6,513,275

U.S. TREASURY OBLIGATIONS (5.1%)
UNITED STATES (5.1%)
U.S. Treasury Bonds
(USD), 4.25%, 05/15/39	237,000	227,076
(USD), 4.50%, 08/15/39	61,000	60,924
U.S. Treasury Notes
(USD), 1.00%, 12/31/11	190,000	190,757
(USD), 1.38%, 01/15/13	478,000	478,076
(USD), 2.63%, 12/31/14	38,000	38,555
(USD), 2.25%, 01/31/15	496,000	493,674
(USD), 3.13%, 12/31/16	24,000	24,276
(USD), 3.13%, 01/31/17	345,000	345,862
(USD), 3.38%, 11/15/19	437,000	428,601

Total U.S. Treasury Obligations		2,287,801

YANKEE DOLLARS (1.8%)
AUSTRALIA (0.3%)
Metals & Mining (0.1%)
Barrick Australia Finance Pty Ltd. (USD), 5.95%, 10/15/39	65,000	64,330

Oil, Gas & Consumable Fuels (0.2%)
Woodside Finance Ltd. (USD), 4.50%, 11/10/14(b)	70,000	72,184

		136,514

CANADA (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Canadian Natural Resources Ltd. (USD), 5.15%, 02/01/13	50,000	54,012
Cenovus Energy, Inc. (USD), 4.50%, 09/15/14(b)	40,000	42,112

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

YANKEE DOLLARS (CONTINUED)
CANADA (continued)

		96,124

FRANCE (0.2%)
Electric Utilities (0.2%)
Electricite de France (USD), 4.60%, 01/27/20(b)	$65,000	$64,645

HONG KONG (0.2%)
Commercial Services & Supplies (0.2%)
Hutchison Whampoa International Ltd. (USD), 4.63%, 09/11/15(b)	90,000	91,628

ITALY (0.2%)
Diversified Telecommunication Services (0.2%)
Telecom Italia Capital SA (USD), 5.25%, 10/01/15	75,000	79,283

LUXEMBOURG (0.1%)
Metals & Mining (0.1%)
ArcelorMittal (USD), 7.00%, 10/15/39	50,000	51,274

REPUBLIC OF IRELAND (0.1%)
Diversified Financial Services (0.1%)
Iberdrola Finance Ireland (USD), 5.00%, 09/11/19(b)	55,000	55,043

REPUBLIC OF SOUTH KOREA (0.2%)
Electric Utilities (0.2%)
Korea Electric Power Corp. (USD), 5.50%, 07/21/14(b)	100,000	106,045

SWEDEN (0.2%)
Auto Components (0.2%)
Volvo Treasury AB (USD), 5.95%, 04/01/15(b)	100,000	105,906

UNITED STATES (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Talisman Energy, Inc. (USD), 5.85%, 02/01/37	28,000	26,872

Total Yankee Dollars		813,334

Total Investments (Cost $41,848,295)(e) — 96.3%		42,794,537

Other assets in excess of liabilities — 3.7%		1,637,924

Net Assets — 100.0%		$44,432,461

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2010.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of trustees.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	Mortgage Dollar Rolls.
(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
AUD	Australian Dollar
CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MTN	Medium Term Note
SEK	Swedish Krona
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

See accompanying notes to statements of investments.

At January 31, 2010, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Australian 10 Year Bond Future	9	03/15/10	$5,400
Australian 3 Year Bond Future	(24)	03/15/10	(5,055)
Euro-Schatz Future	(42)	03/08/10	(14,749)
Euro-Bond Future	9	03/08/10	16,366
Long Gilt Future	(4)	03/29/10	(2,903)
Japan Government 10 Year Bond Future	9	03/10/10	(1,489)
U.S. Treasury 2 Year Note Future	(11)	03/31/10	(3,471)
U.S. Treasury 10 Year Note Future	26	03/22/10	(11,275)

			$(17,176)

At January 31, 2010, the Fund’s open forward foreign currency contracts were as follows:

Purchase / Sale		Amount Purchased		Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
British Pound / United States Dollar
settlement date 04/22/10	GBP	984,000	USD	1,603,521	1,571,782	(31,739)
Canadian Dollar / United States Dollar
settlement date 04/22/10	CAD	184,000	USD	179,299	172,117	(7,182)
Czech Koruna / United States Dollar
settlement date 04/22/10	CZK	950,000	USD	52,720	50,228	(2,492)
Danish Krone / United States Dollar
settlement date 04/22/10	DKK	1,100,000	USD	212,313	204,679	(7,634)
Euro / United States Dollar
settlement date 04/22/10	EUR	315,000	USD	447,094	436,589	(10,505)
Hungarian Forint / United States Dollar
settlement date 04/22/10	HUF	9,260,000	USD	49,224	46,868	(2,356)
Korean Won / United States Dollar
settlement date 03/05/10	KRW	465,000,000	USD	401,919	400,179	(1,740)
Malaysian Ringgit / United States Dollar
settlement date 03/05/10	MYR	280,000	USD	83,086	81,923	(1,163)
Mexican Nuevo Peso / United States Dollar
settlement date 04/22/10	MXN	1,637,000	USD	127,857	124,019	(3,838)
Norwegian Krone / United States Dollar
settlement date 04/22/10	NOK	501,000	USD	88,102	84,293	(3,809)
Polish Zloty / United States Dollar
settlement date 04/22/10	PLN	484,000	USD	172,115	164,846	(7,269)
Singapore Dollar / United States Dollar
settlement date 04/22/10	SGD	166,000	USD	119,466	118,010	(1,456)
South African Rand / United States Dollar
settlement date 04/22/10	ZAR	640,000	USD	85,146	82,777	(2,369)
Swiss Franc / United States Dollar
settlement date 04/22/10	CHF	325,000	USD	316,976	306,639	(10,337)
Taiwan Dollar / United States Dollar
settlement date 03/05/10	TWD	5,420,000	USD	171,086	170,117	(969)
United States Dollar / Australian Dollar
settlement date 04/22/10	USD	395,589	AUD	431,000	377,821	17,768
United States Dollar / British Pound
settlement date 04/22/10	USD	45,601	GBP	28,000	44,726	875
United States Dollar / Euro
settlement date 04/22/10	USD	2,578,442	EUR	1,793,000	2,485,094	93,348
settlement date 04/22/10	USD	97,258	EUR	69,000	95,634	1,624
settlement date 04/22/10	USD	178,049	EUR	128,000	177,408	641
United States Dollar / Japanese Yen
settlement date 04/22/10	USD	243,788	JPY	22,104,000	245,009	(1,221)
settlement date 04/22/10	USD	121,608	JPY	11,090,000	122,926	(1,318)
United States Dollar / New Zealand Dollar
settlement date 04/22/10	USD	415,631	NZD	566,000	394,669	20,962
United States Dollar / Swedish Krona
settlement date 04/22/10	USD	102,112	SEK	719,000	97,358	4,754

					$8,055,710	$42,574

At January 31, 2010, the Fund’s open forward cross currency contracts were as follows:

Purchase / Sale		Amount Purchased		Amount Sold	Contract Value	Market Value	Net Unrealized Appreciation/ (Depreciation)
Euro / British Pound	EUR	336,782	GBP	475,208	$466,851	$466,782	$(69)

						$466,782	$(69)

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (96.7%)
Alabama (7.2%)
Alabama 21st Century Authority Revenue Bonds
5.75%, 12/01/15	$1,500,000	$1,547,340
5.50%, 12/01/21	4,000,000	3,891,280
Auburn University Revenue Bonds, Series A, 5.50%, 06/01/18	1,685,000	1,796,581
City of Birmingham Revenue Bonds, Warrants, Series A, 4.75%, 01/01/29	1,750,000	1,655,850

		8,891,051

Arizona (1.7%)
Tempe Arizona General Obligation Unlimited Bonds, 5.00%, 07/01/22	1,900,000	2,066,896

California (8.3%)
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/39	1,000,000	1,037,430
California State Economic Recovery General Obligation Unlimited Bonds, Series A, 5.00%, 07/01/22	1,100,000	1,152,118
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/25	1,000,000	1,100,930
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds (Capital Project), Series A, 5.00%, 10/01/22	1,300,000	1,377,870
State of California General Obligation Unlimited Bonds, 5.00%, 03/01/26	2,000,000	1,965,240
University of California Revenue Bonds, Series Q, 5.25%, 05/15/29	3,320,000	3,580,620

		10,214,208

Connecticut (3.5%)
Hartford General Obligation Unlimited Bonds, Series A
5.00%, 08/15/15	1,895,000	2,160,452
5.00%, 08/15/16	1,870,000	2,140,458

		4,300,910

Florida (0.9%)
Florida State Board of Education General Obligation Unlimited Bonds, Refunded (Public Education), Series D, 5.75%, 06/01/22	1,050,000	1,073,153

Georgia (5.3%)
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/21	500,000	566,285
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/28	100,000	108,817
Georgia Local Government Certificate of Participation, (Grantor Trust), Series A, 4.75%, 06/01/28	962,000	872,044
Municipal Electric Authority of Georgia Revenue Bonds, Prerefunded, Series 2005 V, 6.60%, 01/01/18	55,000	64,221
Municipal Electric Authority of Georgia Revenue Bonds, Series 2005 V, 6.60%, 01/01/18	2,230,000	2,552,614
Municipal Electric Authority of Georgia Revenue Bonds, Unrefunded, Escrowed to Maturity, Series 2005 V, 6.60%, 01/01/18	465,000	560,404
Private Colleges & Universities Authority Revenue Bonds, Refunded, (Emory University Project), Series C, 5.00%, 09/01/17	380,000	440,937
Private Colleges & Universities Authority Revenue Bonds, Refunded, (Mercer University Project), Series A, 5.25%, 10/01/25	1,500,000	1,389,525

		6,554,847

Illinois (1.9%)
Illinois Finance Authority Revenue Bonds (University of Chicago), Series A, 5.00%, 07/01/27	1,165,000	1,218,835
Illinois State Toll Highway Authority Revenue Bonds, Prerefunded, Sr. Priority, Series A-2, 5.00%, 01/01/27	1,000,000	1,169,810

		2,388,645

Indiana (6.1%)
Ball State University Revenue Bonds, Prerefunded, Student Fee, Series J, 6.20%, 07/01/20	1,000,000	1,034,160
Indiana Toll Road Commission Revenue Bonds, Escrowed to Maturity, 9.00%, 01/01/15	5,335,000	6,513,448

		7,547,608

Louisiana (1.8%)
East Baton Rouge Parish Sales Tax Revenue Bonds, (Road & Street Improvement), 5.00%, 08/01/24	540,000	576,590
Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed, Series 2001B, 5.88%, 05/15/39	1,750,000	1,631,123

		2,207,713

Massachusetts (6.9%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Consumer Loan, Series D, 5.50%, 08/01/19	1,000,000	1,183,440
Commonwealth of Massachusetts General Obligation Unlimited Bonds, Refunded, Series D
5.50%, 10/01/16	1,000,000	1,182,990
5.50%, 10/01/18	2,000,000	2,363,740
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Amherst College), Series K-2, 2.75%, 11/01/38	1,000,000	1,023,590

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (CONTINUED)
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology), Series A, 5.00%, 07/01/38	$1,000,000	$1,045,920
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Refunded, (Tufts University), Series M, 5.25%, 02/15/22	1,500,000	1,752,750

		8,552,430

Michigan (3.1%)
Grand Rapids Building Authority General Obligation Unlimited Bonds, Refunded-Limited Tax, 5.00%, 08/01/20	900,000	971,253
State of Michigan General Obligation Unlimited Bonds, (Environmental Protection Program), 6.25%, 11/01/12	2,715,000	2,900,217

		3,871,470

Minnesota (0.4%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/29	500,000	548,725

Mississippi (0.9%)
Mississippi Development Bank Special Obligation Revenue Bonds (Jackson Public School District), 5.50%, 04/01/22	1,000,000	1,113,080

Missouri (0.9%)
County of Jackson Revenue Bonds, Series A, 5.50%, 12/01/12	1,090,000	1,137,633

New Hampshire (1.7%)
New Hampshire Health & Educational Facilities Authority Revenue Bonds (University System), Series A, 5.00%, 07/01/23	1,000,000	1,060,030
New Hampshire Health & Educational Facilities Authority Revenue Bonds, Refunded, (Dartmouth College), 5.25%, 06/01/39	1,000,000	1,071,510

		2,131,540

New Jersey (3.6%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Construction), Series BB, 5.25%, 09/01/24	2,000,000	2,178,960
New Jersey State Turnpike Authority Revenue Bonds, Series 2005 C, 6.50%, 01/01/16	155,000	183,259
New Jersey State Turnpike Authority Revenue Bonds, Unrefunded, Escrowed to Maturity, Series 2005 C, 6.50%, 01/01/16	790,000	938,923
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.75%, 06/15/17	1,000,000	1,149,850

		4,450,992

New York (7.3%)
Nassau County General Obligation Unlimited Bonds, Series F, 5.00%, 10/01/17	750,000	844,845
New York City Transitional Finance Authority Revenue Bonds, Prerefunded-Future Tax, Series B, 5.75%, 11/15/19	795,000	815,598
New York City Transitional Finance Authority Revenue Bonds, Secured-Future Tax, Series D, 5.00%, 02/01/23	2,000,000	2,146,980
New York City Transitional Finance Authority Revenue Bonds, Unrefunded-Future Tax, Prerefunded, Series B, 5.75%, 11/15/19	205,000	210,312
New York Local Government Assistance Corp. Revenue Bonds, Refunded, Series E, 6.00%, 04/01/14	1,000,000	1,135,380
New York State Dorm Authority Revs, 5.00%, 07/01/39	2,500,000	2,531,725
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/23	1,160,000	1,326,274

		9,011,114

North Carolina (0.3%)
North Carolina Housing Finance Agency Revenue Bonds, (Single Family), Series AA, 6.25%, 03/01/17	395,000	395,363

Pennsylvania (5.4%)
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/19	800,000	920,096
Pennsylvania Turnpike Commission Revenue Bonds, Refunded, Series A, 5.25%, 07/15/29	4,100,000	4,575,108
Unionville-Chadds Ford School District General Obligation Limited Bonds, Series A, 5.00%, 06/01/22	1,000,000	1,119,290

		6,614,494

South Carolina (1.4%)
City of Greenville Waterworks Revenue Bonds, 5.25%, 02/01/16	1,685,000	1,781,348

Texas (21.7%)
City of San Antonio Revenue Bonds, Refunded, 5.00%, 05/15/25	1,000,000	1,047,160

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (CONTINUED)
Texas (continued)
Dallas Area Rapid Transit Revenue Bonds, Refunded, Sr. Lien, 5.00%, 12/01/36	$2,000,000	$2,047,480
Fort Bend Independent School District General Obligation Unlimited Bonds, Escrowed to Maturity, 5.00%, 02/15/18	2,300,000	2,690,586
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Escrowed to Maturity, Series B, 5.75%, 07/01/27	5,325,000	6,399,212
Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/30	1,575,000	1,668,019
Houston General Obligation Limited Bonds (Public Improvement), Series A-1, 5.00%, 03/01/19	2,000,000	2,156,440
Houston Utility System Revenue Bonds, Refunded, First Lien, Series A, 5.25%, 05/15/20	1,500,000	1,607,190
Lower Colorado River Authority Revenue Bonds, Refunded, Escrowed to Maturity, Jr. Lien, 6.00%, 01/01/17	1,245,000	1,510,285
Texas State General Obligation Unlimited Bonds (Transportation Commission-Mobility Fund), 5.00%, 04/01/20	2,500,000	2,770,675
Texas State General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/18	1,050,000	1,226,852
Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/27	1,500,000	1,606,020
Wichita Falls Revenue Bonds (Priority Lien), Prerefunded, 5.38%, 08/01/19	2,000,000	2,143,740

		26,873,659

Washington (6.4%)
King County General Obligation Limited Bonds, 5.00%, 01/01/25	2,000,000	2,178,280
Seattle Municipal Light & Power Revenue Bonds, Refunded, 4.50%, 08/01/19	1,000,000	1,048,040
Seattle Washington Water Systems Revenue Bonds, 5.00%, 02/01/26	1,000,000	1,080,630
Washington State General Obligation Unlimited Bonds, Refunded, Series R-2010A, 5.00%, 01/01/22	2,000,000	2,216,600
Washington State General Obligation Unlimited Bonds, Series D, 5.00%, 01/01/24	1,250,000	1,338,275

		7,861,825

Total Municipal Bonds		119,588,704

Total Investments (Cost $113,448,106)(a) — 96.7%		119,588,704

Other assets in excess of liabilities — 3.3%		4,030,126

Net Assets — 100.0%		$123,618,830

(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (103.3%)
CHINA (24.1%)
Commercial Banks (2.0%)
China Merchants Bank Co. Ltd. (a)	352,950	$810,730

Gas Utilities (2.1%)
Xinao Gas Holdings Ltd. (a)	364,000	862,241

Oil, Gas & Consumable Fuels (9.0%)
CNOOC Ltd. (a)	1,267,000	1,776,565
PetroChina Co. Ltd. (a)	1,462,000	1,632,872
PetroChina Co. Ltd. ADR	2,512	280,063

		3,689,500

Real Estate Management & Development (2.0%)
Yanlord Land Group Ltd. (a)	650,000	804,926

Textiles, Apparel & Luxury Goods (1.6%)
Li Ning Co. Ltd. (a)	215,000	653,272

Wireless Telecommunication Services (7.4%)
China Mobile Ltd. (a)	322,000	3,025,240

		9,845,909

HONG KONG (79.2%)
Commercial Banks (11.3%)
Dah Sing Banking Group Ltd. *(a)	932,000	1,247,230
Standard Chartered PLC (HK Listing) (a)	85,000	1,958,692
Wing Hang Bank Ltd. (a)	165,500	1,390,681

		4,596,603

Consumer Finance (3.6%)
AEON Credit Service (Asia) Co. Ltd. (a)	1,064,000	882,224
Public Financial Holdings Ltd. (a)	1,170,000	577,397

		1,459,621

Containers & Packaging (1.1%)
Hung Hing Printing Group Ltd. (a)	1,440,000	435,525

Distributors (2.6%)
Integrated Distribution Services Group Ltd. (a)	634,000	1,066,326

Diversified Telecommunication Services (1.9%)
Asia Satellite Telecommunications Holdings Ltd. (a)	540,000	777,331

Electric Utilities (1.1%)
CLP Holdings Ltd. (a)	69,000	467,075

Food & Staples Retailing (3.5%)
Convenience Retail Asia Ltd. (a)	902,000	228,848
Dairy Farm International Holdings Ltd. (a)	187,200	1,196,619

		1,425,467

Hotels, Restaurants & Leisure (6.2%)
Cafe De Coral Holdings Ltd. (a)	334,000	730,077
Hongkong & Shanghai Hotels Ltd. (The) (a)	1,287,000	1,811,811

		2,541,888
Industrial Conglomerates (9.3%)
Jardine Strategic Holdings Ltd. (a)	224,000	3,806,097

Marine (1.3%)
Pacific Basin Shipping Ltd. (a)	745,000	547,568

Multiline Retail (3.9%)
AEON Stores (Hong Kong) Co. Ltd.	952,000	1,594,106

Real Estate Management & Development (16.6%)
Hang Lung Group Ltd. (a)	370,000	1,658,523
Sun Hung Kai Properties Ltd. (a)	123,000	1,574,309
Swire Pacific Ltd., Class A (a)	62,000	672,757
Swire Pacific Ltd., Class B (a)	1,420,000	2,872,250

		6,777,839

Road & Rail (3.8%)
MTR Corp. Ltd. (a)	477,000	1,546,160

Semiconductors & Semiconductor Equipment (4.4%)
ASM Pacific Technology Ltd. (a)	216,000	1,781,449

Specialty Retail (2.0%)
Giordano International Ltd. (a)	2,750,000	826,137

Textiles, Apparel & Luxury Goods (2.7%)
Texwinca Holdings Ltd. (a)	1,270,000	1,118,196

Transportation Infrastructure (3.9%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	124,800	1,583,684

		32,351,072

Total Common Stocks		42,196,981

Total Investments (Cost $32,948,278)(b) — 103.3%		42,196,981

Liabilities in excess of other assets — (3.3)%		(1,341,448)

Net Assets — 100.0%		$40,855,533

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Developing Markets Fund

	Shares or Principal Amount	Value

COMMON STOCKS (82.0%)
BRAZIL (4.0%)
Multiline Retail (1.4%)
Lojas Renner SA	87,000	$1,660,880

Real Estate Management & Development (1.1%)
Multiplan Empreendimentos Imobiliarios SA	84,357	1,342,766

Tobacco (1.5%)
Souza Cruz SA	59,000	1,894,248

		4,897,894

CHILE (2.0%)
Commercial Banks (2.0%)
Banco Santander Chile ADR	39,000	2,411,370

CHINA (7.3%)
Oil, Gas & Consumable Fuels (2.9%)
PetroChina Co. Ltd. (a)	3,155,200	3,523,965

Wireless Telecommunication Services (4.4%)
China Mobile Ltd. (a)	568,600	5,342,085

		8,866,050

HONG KONG (6.9%)
Commercial Banks (2.0%)
Standard Chartered PLC (London Listing) (a)	104,000	2,395,226

Real Estate Management & Development (4.9%)
Hang Lung Group Ltd. (a)	630,000	2,823,972
Swire Pacific Ltd., Class A (a)	85,000	922,328
Swire Pacific Ltd., Class B (a)	1,125,000	2,275,550

		6,021,850

		8,417,076

HUNGARY (3.1%)
Pharmaceuticals (3.1%)
Richter Gedeon Nyrt. (a)	18,000	3,792,699

INDIA (12.8%)
Automobiles (1.8%)
Hero Honda Motors Ltd. (a)	66,000	2,222,474

Commercial Banks (1.0%)
ICICI Bank Ltd. ADR	36,000	1,270,080

Construction Materials (1.8%)
Grasim Industries Ltd. (a)	14,262	802,708
Grasim Industries Ltd. GDR, Registered Shares (b)	24,359	1,368,976
Household Products (1.0%)
Hindustan Unilever Ltd. (a)	235,000	1,227,212

Information Technology Services (2.7%)
Infosys Technologies Ltd. (a)	10,000	534,339
Infosys Technologies Ltd. ADR	52,433	2,721,797

		3,256,136

Pharmaceuticals (1.0%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	37,700	1,232,716

Thrifts & Mortgage Finance (2.4%)
Housing Development Finance Corp. Ltd. (a)	56,000	2,882,189

Wireless Telecommunication Services (1.1%)
Bharti Airtel Ltd. (a)	205,000	1,352,925

		15,615,416

INDONESIA (2.4%)
Automobiles (2.4%)
PT Astra International Tbk (a)	778,500	2,977,726

ISRAEL (4.0%)
Pharmaceuticals (2.2%)
Teva Pharmaceutical Industries Ltd. ADR	48,000	2,722,560

Software (1.8%)
Checkpoint Software Technologies Ltd.*	67,335	2,153,373

		4,875,933

ITALY (2.1%)
Energy Equipment & Services (2.1%)
Tenaris SA ADR	59,600	2,622,400

MALAYSIA (3.7%)
Commercial Banks (3.7%)
CIMB Group Holdings Bhd (a)	480,000	1,777,203
Public Bank Bhd (Foreign Mkt) (a)	797,000	2,801,594

		4,578,797

MEXICO (7.4%)
Beverages (2.7%)
Fomento Economico Mexicano SAB de CV ADR	77,000	3,246,320

Commercial Banks (2.1%)
Grupo Financiero Banorte SAB de CV	778,000	2,553,883

Food & Staples Retailing (1.3%)
Organizacion Soriana SAB de CV, Class B*	689,000	1,600,389

Transportation Infrastructure (1.3%)
Grupo Aeroportuario del Sureste SAB de CV ADR	33,000	1,594,560

		8,995,152

PHILIPPINES (2.5%)
Commercial Banks (1.1%)
Bank of the Philippine Islands (a)	1,450,000	1,413,212

Real Estate Management & Development (1.4%)
Ayala Land, Inc. (a)	7,550,000	1,693,238

		3,106,450

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Developing Markets Fund

	Shares or Principal Amount	Value

COMMON STOCKS (CONTINUED)

POLAND (0.9%)
Commercial Banks (0.9%)
Bank Pekao SA *(a)	18,777	$1,085,006

REPUBLIC OF SOUTH KOREA (1.6%)
Food & Staples Retailing (1.6%)
Shinsegae Co. Ltd. (a)	4,350	1,963,353

RUSSIAN FEDERATION (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
LUKOIL ADR (a)	64,000	3,499,948

SOUTH AFRICA (5.0%)
Food & Staples Retailing (3.0%)
Massmart Holdings Ltd. (a)	317,800	3,629,503

Specialty Retail (2.0%)
Truworths International Ltd. (a)	439,000	2,429,202

		6,058,705

TAIWAN (4.6%)
Semiconductors & Semiconductor Equipment (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,000,308	3,797,756

Wireless Telecommunication Services (1.5%)
Taiwan Mobile Co. Ltd. (a)	920,000	1,777,745

		5,575,501

THAILAND (4.3%)
Construction Materials (2.4%)
Siam Cement Public Co. Ltd., Foreign Shares (a)	450,000	2,998,906

Oil, Gas & Consumable Fuels (1.9%)
PTT Exploration & Production Public Co. Ltd., Foreign Shares (a)	580,000	2,290,042

		5,288,948

TURKEY (4.5%)
Commercial Banks (2.8%)
Akbank T.A.S. (a)	575,751	3,363,983

Food & Staples Retailing (1.7%)
BIM Birlesik Magazalar A.S. (a)	46,000	2,087,351

		5,451,334

Total Common Stocks		100,079,758

PREFERRED STOCKS (16.6%)
BRAZIL (12.1%)
Commercial Banks (2.8%)
Banco Bradesco SA ADR, Preferred Shares	206,800	3,424,608

Metals & Mining (3.8%)
Vale SA ADR, Preferred Shares	206,000	4,651,480

Oil, Gas & Consumable Fuels (5.5%)
Petroleo Brasileiro SA ADR, Preferred Shares	106,000	3,824,480
Ultrapar Participacoes SA, Preferred Shares	65,000	2,859,076

		6,683,556

		14,759,644

REPUBLIC OF SOUTH KOREA (4.5%)
Semiconductors & Semiconductor Equipment (4.5%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	12,600	5,543,625

Total Preferred Stocks		20,303,269

Total Investments (Cost $98,329,679)(c) — 98.6%		120,383,027

Other assets in excess of liabilities — 1.4%		1,730,033

Net Assets — 100.0%		$122,113,060

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.12% of net assets as of January 31, 2010.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Financial Services Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.0%)
AUSTRALIA (3.4%)
Insurance (3.4%)
QBE Insurance Group Ltd. (a)	69,971	$1,410,709

AUSTRIA (3.7%)
Insurance (3.7%)
Vienna Insurance Group Weiner Staeditische Versicherung AG (a)	31,800	1,523,310

BERMUDA (1.7%)
Insurance (1.7%)
Aspen Insurance Holdings Ltd.	26,100	695,043

BRAZIL (4.4%)
Diversified Financial Services (4.4%)
BM&F BOVESPA SA	206,947	1,397,801
Cielo SA	51,300	408,288

		1,806,089
CANADA (4.8%)
Commercial Banks (4.8%)
Royal Bank of Canada	40,994	2,004,833

FRANCE (7.5%)
Commercial Banks (4.9%)
BNP Paribas SA (a)	28,207	2,014,745

Insurance (2.6%)
AXA SA (a)	53,381	1,099,007

		3,113,752
GREECE (1.0%)
Commercial Banks (1.0%)
National Bank of Greece SA *(a)	19,115	417,779

HONG KONG (8.6%)
Commercial Banks (4.6%)
Standard Chartered PLC (London Listing) (a)	82,722	1,905,171

Real Estate Management & Development (4.0%)
Sun Hung Kai Properties Ltd. (a)	129,000	1,651,105

		3,556,276

ITALY (2.3%)
Commercial Banks (2.3%)
Intesa Sanpaolo SpA *(a)	253,928	966,479

JAPAN (2.8%)
Real Estate Management & Development (2.8%)
Mitsubishi Estate Co. Ltd. (a)	70,920	1,148,338

SINGAPORE (3.0%)
Commercial Banks (3.0%)
United Overseas Bank Ltd. (a)	98,000	1,256,504

SPAIN (2.7%)
Commercial Banks (2.7%)
Banco Bilbao Vizcaya Argentaria SA (a)	72,600	1,106,530

SWITZERLAND (4.7%)
Capital Markets (1.3%)
Bank Sarasin & Cie AG *(a)	15,428	526,952

Insurance (3.4%)
Zurich Financial Services AG (a)	6,728	1,430,859

		1,957,811
UNITED KINGDOM (2.0%)
Insurance (2.0%)
Aviva PLC (a)	134,530	823,798

UNITED STATES (46.4%)
Capital Markets (10.6%)
Charles Schwab Corp. (The)	59,480	1,087,889
Goldman Sachs Group, Inc. (The)	8,420	1,252,223
Invesco Ltd.	39,974	771,498
State Street Corp.	29,500	1,264,960

		4,376,570

Commercial Banks (7.4%)
Bank of the Ozarks, Inc.	25,260	748,454
CapitalSource, Inc.	168,246	805,898
Wells Fargo & Co.	36,200	1,029,166
Wintrust Financial Corp.	14,500	503,730

		3,087,248

Consumer Finance (2.3%)
Capital One Financial Corp.	26,380	972,367

Diversified Financial Services (6.6%)
IntercontinentalExchange, Inc.*	6,460	616,801
JPMorgan Chase & Co.	54,440	2,119,893

		2,736,694

Information Technology Services (5.6%)
Alliance Data Systems Corp.*	20,200	1,201,092
Visa, Inc., Class A	13,540	1,110,686

		2,311,778

Insurance (7.5%)
Aflac, Inc.	11,170	540,963
Hanover Insurance Group, Inc. (The)	21,140	896,759
MetLife, Inc.	25,820	911,962
Reinsurance Group of America, Inc.	15,140	737,621

		3,087,305

Real Estate Investment Trust (REIT) (1.0%)
Macerich Co. (The)	13,633	420,578

Real Estate Management & Development (2.2%)
Jones Lang LaSalle, Inc.	15,900	906,459

Thrifts & Mortgage Finance (3.2%)
Ocwen Financial Corp.*	78,360	717,778
Washington Federal, Inc.	33,170	618,620

		1,336,398

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Financial Services Fund

COMMON STOCKS (CONTINUED)
UNITED STATES (continued)
19,235,397

Total Common Stocks 41,022,648	41,022,648

Total Investments (Cost $35,547,499)(b) — 99.0%	41,022,648

Other assets in excess of liabilities — 1.0%	394,510

Net Assets — 100.0%	$41,417,158

*	Non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.3%)
AUSTRIA (4.0%)
Diversified Consumer Services (1.0%)
Oesterreichische Post AG (a)	17,300	$468,358

Electrical Equipment (1.2%)
Zumtobel AG *(a)	26,500	566,846

Machinery (0.9%)
Palfinger AG (a)	18,600	407,516

Transportation Infrastructure (0.9%)
Flughafen Wien AG (a)	9,100	423,978

		1,866,698

BERMUDA (0.9%)
Transportation Infrastructure (0.9%)
Wilson Sons Ltd. BDR	35,000	436,037

BRAZIL (4.9%)
Health Care Providers & Services (1.6%)
OdontoPrev SA	23,900	735,375

Multiline Retail (2.3%)
Lojas Renner SA	55,400	1,057,618

Real Estate Management & Development (1.0%)
Multiplan Empreendimentos Imobiliarios SA	31,400	499,814

		2,292,807

EGYPT (2.2%)
Commercial Banks (2.2%)
National Societe Generale Bank (a)	185,700	1,004,416

GERMANY (2.2%)
Computers & Peripherals (2.2%)
Wincor Nixdorf AG (a)	14,800	1,003,977

HONG KONG (6.5%)
Diversified Telecommunication Services (2.0%)
Asia Satellite Telecommunications Holdings Ltd. (a)	633,000	911,205

Hotels, Restaurants & Leisure (2.1%)
Cafe De Coral Holdings Ltd. (a)	218,000	476,517
Hongkong & Shanghai Hotels Ltd. (The) (a)	368,000	518,063

		994,580

Semiconductors & Semiconductor Equipment (2.4%)
ASM Pacific Technology Ltd. (a)	136,000	1,121,653

		3,027,438

HUNGARY (2.1%)
Pharmaceuticals (2.1%)
Richter Gedeon Nyrt. (a)	4,700	990,316

INDIA (4.2%)
Chemicals (0.8%)
Kansai Nerolac Paints Ltd. (a)	15,758	357,708

Oil, Gas & Consumable Fuels (1.3%)
Castrol (India) Ltd. (a)	45,500	593,192

Pharmaceuticals (2.1%)
Aventis Pharma Ltd. (a)	15,200	510,470
GlaxoSmithKline Pharmaceuticals Ltd. (a)	14,600	477,392
		987,862

		1,938,762

ITALY (2.8%)
Building Products (0.8%)
Italcementi SpA (a)	31,100	384,709

Multi-Utilities (2.0%)
Hera SpA (a)	400,100	928,172

		1,312,881

JAPAN (8.9%)
Automobiles (1.0%)
USS Co. Ltd. (a)	8,000	485,856

Chemicals (0.8%)
Kureha Corp. (a)	78,000	380,830

Food Products (0.9%)
HOKUTO Corp. (a)	20,700	435,222

Health Care Equipment & Supplies (1.3%)
Sysmex Corp. (a)	11,100	620,432

Machinery (3.1%)
Amada Co. Ltd. (a)	142,000	948,685
Nabtesco Corp. (a)	40,000	471,107

		1,419,792

Personal Products (0.9%)
Dr. Ci:Labo Co. Ltd. (a)	200	402,124

Specialty Retail (0.9%)
PARCO Co. Ltd. (a)	51,700	402,005

		4,146,261

MALAYSIA (1.1%)
Food Products (1.1%)
United Plantations Bhd (a)	126,200	502,199

MEXICO (2.5%)
Transportation Infrastructure (2.5%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	222,500	1,157,179

PHILIPPINES (1.1%)
Hotels, Restaurants & Leisure (1.1%)
Jollibee Foods Corp. (a)	459,700	518,280

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
REPUBLIC OF IRELAND (0.9%)
Building Products (0.9%)
Kingspan Group PLC *(a)	52,500	$426,307

SINGAPORE (4.7%)
Diversified Consumer Services (1.0%)
SBS Transit Ltd. (a)	392,000	481,410

Electronic Equipment & Instruments (2.0%)
Venture Corp. Ltd. (a)	151,000	905,544

Real Estate Management & Development (1.7%)
Wheelock Properties (S) Ltd. (a)	577,000	793,159

		2,180,113

SOUTH AFRICA (3.0%)
Food & Staples Retailing (2.0%)
Massmart Holdings Ltd. (a)	81,000	925,078

Specialty Retail (1.0%)
Truworths International Ltd. (a)	86,000	475,880

		1,400,958

SWITZERLAND (1.1%)
Food Products (1.1%)
Barry Callebaut AG (a)	800	514,282

THAILAND (1.2%)
Electronic Equipment & Instruments (1.2%)
Hana Microelectronics Public Co. Ltd. (a)	845,300	533,217

TURKEY (1.2%)
Food & Staples Retailing (1.2%)
BIM Birlesik Magazalar A.S. (a)	11,700	530,913

UNITED KINGDOM (19.7%)
Chemicals (1.1%)
Victrex PLC (a)	39,400	510,446

Diversified Financial Services (2.7%)
Close Brothers Group PLC (a)	56,600	621,906
Rensburg Sheppards PLC (a)	69,500	651,352

		1,273,258

Electrical Equipment (1.9%)
Chloride Group PLC (a)	164,800	479,291
SIG PLC *(a)	217,100	394,883

		874,174

Electronic Equipment & Instruments (1.4%)
Chemring Group PLC (a)	12,400	635,949

Hotels, Restaurants & Leisure (2.1%)
Millennium & Copthorne Hotels PLC (a)	159,500	967,182

Household Durables (1.0%)
Persimmon PLC *(a)	64,800	444,806

Machinery (2.3%)
Weir Group PLC (The) (a)	88,400	1,087,738

Oil, Gas & Consumable Fuels (2.7%)
John Wood Group PLC (a)	234,000	1,263,544

Personal Products (1.0%)
PZ Cussons PLC (a)	122,800	480,654

Pharmaceuticals (1.2%)
Dechra Pharmaceuticals PLC (a)	70,700	540,389

Specialty Retail (2.3%)
Halfords Group PLC (a)	85,200	514,921
Mothercare PLC (a)	53,600	548,158
		1,063,079

		9,141,219

UNITED STATES (19.1%)
Chemicals (3.2%)
CF Industries Holdings, Inc.	11,150	1,035,389
Valspar Corp. (The)	17,200	455,456

		1,490,845

Containers & Packaging (1.0%)
Silgan Holdings, Inc.	9,000	466,650

Electric Utilities (1.8%)
ITC Holdings Corp.	15,500	832,660

Energy Equipment & Services (1.5%)
Tidewater, Inc.	15,200	711,664

Health Care Equipment & Supplies (1.0%)
IDEXX Laboratories, Inc.*	9,300	488,157

Health Care Providers & Services (2.1%)
LHC Group, Inc.*	15,900	489,561
Sun Healthcare Group, Inc.*	54,600	477,204
		966,765

Information Technology Services (0.9%)
Total System Services, Inc.	29,300	419,283

Insurance (1.5%)
HCC Insurance Holdings, Inc.	25,700	696,470

Life Sciences Tools & Services (1.1%)
Covance, Inc.*	8,800	511,368

Metals & Mining (0.9%)
Harsco Corp.	13,600	404,736

Oil, Gas & Consumable Fuels (1.6%)
Cabot Oil & Gas Corp.	20,100	769,227

Pharmaceuticals (1.4%)
Perrigo Co.	14,300	633,204

Specialty Retail (1.1%)
Urban Outfitters, Inc.*	15,600	492,492

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
UNITED STATES (continued)
Specialty Retail (continued)
		$8,883,521

Total Common Stocks		43,807,781

PREFERRED STOCKS (2.3%)
BRAZIL (2.3%)
Oil, Gas & Consumable Fuels (2.3%)
Ultrapar Participacoes SA, Preferred Shares	24,100	1,060,057
		1,060,057

Total Investments (Cost $43,762,942)(b) — 96.6%		44,867,838

Other assets in excess of liabilities — 3.4%		1,559,904

Net Assets — 100.0% $		46,427,742

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
BDR	Brazilian Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Global Utilities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.1%)
BELGIUM (4.6%)
Diversified Telecommunication Services (4.6%)
Belgacom SA (a)	11,100	$403,919

BRAZIL (7.1%)
Diversified Telecommunication Services (7.1%)
Telesp - Telecomunicacoes de Sao Paulo SA ADR	28,000	626,640

CANADA (3.9%)
Diversified Telecommunication Services (3.9%)
Telus Corp.	11,000	340,907

CHINA (5.5%)
Wireless Telecommunication Services (5.5%)
China Mobile Ltd. (a)	51,500	483,851

FRANCE (4.6%)
Gas Utilities (4.6%)
GDF Suez (a)	10,700	404,524

GERMANY (9.4%)
Electric Utilities (6.2%)
E.ON AG (a)	14,700	540,498

Multi-Utilities (3.2%)
RWE AG (a)	3,200	284,042
		824,540

HONG KONG (2.4%)
Electric Utilities (2.4%)
CLP Holdings Ltd. (a)	30,500	206,461

ITALY (2.8%)
Multi-Utilities (2.8%)
Hera SpA (a)	106,900	247,992

NETHERLANDS (3.9%)
Diversified Telecommunication Services (3.9%)
Koninklijke KPN NV (a)	20,800	344,370

PORTUGAL (2.6%)
Diversified Telecommunication Services (2.6%)
Portugal Telecom SGPS SA (a)	22,100	228,035

SINGAPORE (3.5%)
Diversified Telecommunication Services (3.5%)
Singapore Telecommunications Ltd. (a)	143,000	304,821

SPAIN (6.3%)
Diversified Telecommunication Services (3.1%)
Telefonica SA (a)	11,500	275,451

Electric Utilities (3.2%)
Iberdrola SA (a)	32,500	276,663
		552,114

TAIWAN (7.5%)
Wireless Telecommunication Services (7.5%)
Taiwan Mobile Co. Ltd. (a)	341,000	658,925

UNITED KINGDOM (19.7%)
Electric Utilities (7.2%)
National Grid PLC (a)	38,400	385,635
Scottish & Southern Energy PLC (a)	13,300	247,850
		633,485
Multi-Utilities (5.8%)
Centrica PLC (a)	120,200	515,962

Wireless Telecommunication Services (6.7%)
Vodafone Group PLC (a)	274,600	586,589
		1,736,036

UNITED STATES (14.3%)
Diversified Telecommunication Services (9.8%)
AT&T, Inc.	17,700	448,872
Verizon Communications, Inc.	14,100	414,822
		863,694

Electric Utilities (4.5%)
FPL Group, Inc.	8,090	394,468
		1,258,162

Total Common Stocks		8,621,297

Total Investments (Cost $9,746,544)(b) — 98.1%		8,621,297

Other assets in excess of liabilities — 1.9%		169,503

Net Assets — 100.0% $		8,790,800

(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.8%)
AUSTRALIA (3.1%)
Insurance (3.1%)
QBE Insurance Group Ltd. (a)	559,400	$11,278,255

CHINA (2.8%)
Oil, Gas & Consumable Fuels (1.3%)
PetroChina Co. Ltd. (a)	4,278,000	4,777,993

Wireless Telecommunication Services (1.5%)
China Mobile Ltd. (a)	576,558	5,416,851
		10,194,844

FRANCE (2.6%)
Electrical Equipment (2.6%)
Schneider Electric SA (a)	90,998	9,386,481

GERMANY (8.6%)
Air Freight & Logistics (0.9%)
Deutsche Post AG (a)	194,900	3,394,017

Electric Utilities (3.9%)
E.ON AG (a)	382,400	14,060,306

Food & Staples Retailing (1.0%)
Metro AG (a)	63,800	3,503,501

Textiles, Apparel & Luxury Goods (2.8%)
Adidas AG (a)	202,900	10,326,329
		31,284,153

HONG KONG (4.7%)
Commercial Banks (2.4%)
Standard Chartered PLC (London Listing) (a)	389,300	8,965,973

Real Estate Management & Development (2.3%)
Swire Pacific Ltd., Class A (a)	772,500	8,382,335
		17,348,308

ITALY (9.7%)
Commercial Banks (2.3%)
Intesa Sanpaolo SpA *(a)	2,249,200	8,560,711

Energy Equipment & Services (3.5%)
Tenaris SA ADR	293,700	12,922,800

Oil, Gas & Consumable Fuels (3.9%)
Eni SpA (a)	607,200	14,110,195
		35,593,706
JAPAN (11.9%)
Chemicals (2.1%)
Shin-Etsu Chemical Co. Ltd. (a)	149,868	7,839,439

Machinery (2.2%)
Fanuc Ltd. (a)	84,200	8,058,191

Office Electronics (2.6%)
Canon, Inc. (a)	245,100	9,582,078

Pharmaceuticals (3.0%)
Takeda Pharmaceutical Co. Ltd. (a)	251,104	11,016,710

Real Estate Management & Development (2.0%)
Daito Trust Construction Co. Ltd. (a)	150,200	7,125,487
		43,621,905

MEXICO (2.8%)
Transportation Infrastructure (2.8%)
Grupo Aeroportuario del Sureste SAB de CV ADR	210,500	10,171,360

NETHERLANDS (2.1%)
Industrial Conglomerates (2.1%)
Koninklijke Philips Electronics NV (a)	259,200	7,826,281

SINGAPORE (4.1%)
Commercial Banks (2.0%)
Oversea-Chinese Banking Corp. Ltd. (a)	1,275,028	7,382,196

Real Estate Management & Development (2.1%)
City Developments Ltd. (a)	1,005,000	7,618,284
		15,000,480

SPAIN (2.6%)
Insurance (2.6%)
Mapfre SA (a)	2,419,733	9,539,878

SWEDEN (4.7%)
Commercial Banks (2.7%)
Nordea Bank AB (a)	1,066,900	9,788,301

Communications Equipment (2.0%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	754,693	7,316,185
		17,104,486

SWITZERLAND (10.8%)
Food Products (2.2%)
Nestle SA (a)	172,120	8,161,094

Insurance (3.5%)
Zurich Financial Services AG (a)	60,100	12,781,607

Pharmaceuticals (5.1%)
Novartis AG (a)	112,800	6,038,189
Roche Holding AG (a)	73,700	12,368,219
		18,406,408
		39,349,109
TAIWAN (3.6%)
Semiconductors & Semiconductor Equipment (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,301,077	13,218,942

UNITED KINGDOM (17.7%)
Machinery (1.7%)
Weir Group PLC (The) (a)	514,600	6,332,015

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (continued)
Machinery (continued)

Metals & Mining (3.9%)
BHP Billiton PLC (a)	118,500	$3,475,820
Rio Tinto PLC (a)	217,400	10,600,294

		14,076,114
Multi-Utilities (1.6%)
Centrica PLC (a)	1,388,357	5,959,566

Oil, Gas & Consumable Fuels (1.0%)
Royal Dutch Shell PLC, Class B (a)	134,100	3,566,824

Pharmaceuticals (2.2%)
AstraZeneca PLC (a)	174,300	8,089,434

Tobacco (3.6%)
British American Tobacco PLC (a)	395,931	13,085,901

Wireless Telecommunication Services (3.7%)
Vodafone Group PLC (a)	6,285,900	13,427,679
		64,537,533

Total Common Stocks		335,455,721

PREFERRED STOCKS (7.6%)
BRAZIL (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
Petroleo Brasileiro SA ADR, Preferred Shares	339,900	12,263,592

REPUBLIC OF SOUTH KOREA (4.2%)

Semiconductors & Semiconductor Equipment (4.2%)
Samsung Electronics Co. Ltd. GDR (a)	71,400	15,442,996

Total Preferred Stocks		27,706,588

Total Investments (Cost $310,709,270)(b) — 99.4%		363,162,309

Other assets in excess of liabilities — 0.6%		2,118,562

Net Assets — 100.0%		$365,280,871

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Select Worldwide Fund

	Shares or Principal Amount	Value
COMMON STOCKS (93.4%)
AUSTRALIA (3.1%)
Insurance (3.1%)
QBE Insurance Group Ltd. (a)	50,800	$1,024,196

CANADA (1.6%)
Road & Rail (1.6%)
Canadian National Railway Co.	10,800	538,687

CHINA (2.2%)
Oil, Gas & Consumable Fuels (1.1%)
PetroChina Co. Ltd. (a)	324,000	361,868

Wireless Telecommunication Services (1.1%)
China Mobile Ltd. (a)	38,500	361,713

		723,581
FRANCE (2.6%)
Electrical Equipment (2.6%)
Schneider Electric SA (a)	8,400	866,463

GERMANY (6.9%)
Air Freight & Logistics (1.0%)
Deutsche Post AG (a)	18,200	316,938

Electric Utilities (3.4%)
E.ON AG (a)	31,000	1,139,826

Textiles, Apparel & Luxury Goods (2.5%)
Adidas AG (a)	16,300	829,567

		2,286,331

HONG KONG (5.0%)
Commercial Banks (2.5%)
Standard Chartered PLC (London Listing) (a)	35,900	826,814

Real Estate Management & Development (2.5%)
Swire Pacific Ltd., Class A (a)	77,500	840,946

		1,667,760
ITALY (8.7%)
Commercial Banks (2.3%)
Intesa Sanpaolo SpA *(a)	198,200	754,372

Energy Equipment & Services (3.2%)
Tenaris SA ADR	24,200	1,064,800

Oil, Gas & Consumable Fuels (3.2%)
Eni SpA (a)	46,500	1,080,573

		2,899,745

JAPAN (10.6%)
Chemicals (1.6%)
Shin-Etsu Chemical Co. Ltd. (a)	10,400	544,013
Machinery (2.3%)
Fanuc Ltd. (a)	8,100	775,194

Office Electronics (2.7%)
Canon, Inc. (a)	22,700	887,447

Pharmaceuticals (2.4%)
Takeda Pharmaceutical Co. Ltd. (a)	18,600	816,039

Real Estate Management & Development (1.6%)
Daito Trust Construction Co. Ltd. (a)	11,000	521,840

		3,544,533

NETHERLANDS (1.6%)
Industrial Conglomerates (1.6%)
Koninklijke Philips Electronics NV (a)	17,900	540,472

SINGAPORE (1.6%)

Real Estate Management & Development (1.6%)
City Developments Ltd. (a)	72,000	545,788

SPAIN (2.0%)
Insurance (2.0%)
Mapfre SA (a)	173,400	683,635

SWEDEN (4.7%)
Commercial Banks (2.9%)
Nordea Bank AB (a)	105,300	966,077

Communications Equipment (1.8%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	60,800	589,411

		1,555,488
SWITZERLAND (6.5%)
Insurance (3.6%)
Zurich Financial Services AG (a)	5,600	1,190,965

Pharmaceuticals (2.9%)
Roche Holding AG (a)	5,900	990,129

		2,181,094
TAIWAN (3.1%)
Semiconductors & Semiconductor Equipment (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	103,012	1,046,602

UNITED KINGDOM (12.4%)
Metals & Mining (2.5%)
Rio Tinto PLC (a)	16,800	819,158

Multi-Utilities (1.1%)
Centrica PLC (a)	84,000	360,573

Oil, Gas & Consumable Fuels (0.9%)
Royal Dutch Shell PLC, Class B (a)	11,400	303,220
Pharmaceuticals (1.7%)
AstraZeneca PLC (a)	12,100	561,573

Tobacco (2.5%)
British American Tobacco PLC (a)	25,393	839,263

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Select Worldwide Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (continued)
Wireless Telecommunication Services (3.7%)
Vodafone Group PLC (a)	580,100	$1,239,185

		4,122,972

UNITED STATES (20.8%)
Aerospace & Defense (2.1%)
United Technologies Corp.	10,400	701,792

Energy Equipment & Services (1.5%)
Schlumberger Ltd.	7,800	494,988

Food & Staples Retailing (1.7%)
CVS Caremark Corp.	17,800	576,186

Food Products (1.6%)
Kraft Foods, Inc.	19,900	550,434

Health Care Providers & Services (1.3%)
Quest Diagnostics, Inc.	7,900	439,793

Household Products (2.7%)
Procter & Gamble Co.	14,400	886,320

Oil, Gas & Consumable Fuels (1.1%)
EOG Resources, Inc.	4,000	361,680

Pharmaceuticals (3.3%)
Johnson & Johnson	17,500	1,100,050

Semiconductors & Semiconductor Equipment (3.0%)
Intel Corp.	52,500	1,018,500

Tobacco (2.5%)
Philip Morris International, Inc.	18,200	828,282
		6,958,025

Total Common Stocks		31,185,372

PREFERRED STOCKS (6.5%)
BRAZIL (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
Petroleo Brasileiro SA ADR, Preferred Shares	31,300	1,129,304

REPUBLIC OF SOUTH KOREA (3.1%)
Semiconductors & Semiconductor Equipment (3.1%)
Samsung Electronics Co. Ltd. GDR (a)	4,800	1,038,185

Total Preferred Stocks		2,167,489

Total Investments (Cost $28,169,682)(b) — 99.9%		33,352,861

Other assets in excess of liabilities — 0.1%		32,307

Net Assets — 100.0%		$33,385,168

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Optimal Allocations Fund: Defensive

	Shares or Principal Amount	Value

MUTUAL FUNDS (47.9%)
Commodity Fund (2.9%)
Credit Suisse Commodity Return Strategy Fund	35,749	$285,280

Equity Fund (31.5%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	17,466	190,381
Aberdeen Equity Long-Short Fund, Institutional Class *(a)	63,903	688,878
Aberdeen Global Financial Services Fund, Institutional Class (a)	50,392	458,567
Aberdeen Global Utilities Fund, Institutional Class (a)	30,971	277,193
Aberdeen Health Sciences Fund, Institutional Class (a)	39,186	391,074
Aberdeen International Equity Institutional Fund, Institutional Class (a)	8,717	94,234
Aberdeen Natural Resources Fund, Institutional Class (a)	29,173	452,762
Aberdeen Technology and Communications Fund, Institutional Class *(a)	88,749	269,798
Aberdeen U.S. Equity Fund, Institutional Class *(a)	35,278	286,806

		3,109,693
Fixed Income Fund (13.5%)
Oppenheimer International Bond Fund, Class Y	179,708	1,139,351
PIMCO Developing Local Markets Fund	19,790	197,503

		1,336,854

Total Mutual Funds		4,731,827

EXCHANGE TRADED FUNDS (51.4%)
Equity Fund (1.0%)
iShares S&P 500 Index Fund	900	97,056

Fixed Income Fund (45.5%)
iShares Barclays 1-3 Year Treasury Bond Fund	15,800	1,321,038
iShares Barclays Aggregate Bond Fund	15,640	1,636,726
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	14,544	1,534,246

		4,492,010

Real Estate Investment Trust (REIT) (4.9%)
iShares Cohen & Steers Realty Majors Index Fund	5,930	292,290
SPDR Dow Jones Wilshire International Real Estate Fund	5,617	187,383

		479,673

Total Exchange Traded Funds		5,068,739

Total Investments (Cost $9,092,210)(b) — 99.3%		9,800,566

Other assets in excess of liabilities — 0.7%		73,165

Net Assets — 100.0%		$9,873,731

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Optimal Allocations Fund: Growth

	Shares or Principal Amount	Value

MUTUAL FUNDS (79.9%)
Commodity Fund (5.0%)
Credit Suisse Commodity Return Strategy Fund	65,954	$526,314

Equity Fund (72.9%)
Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund, Institutional Class (a)	10,889	102,686
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	47,424	516,923
Aberdeen Equity Long-Short Fund, Institutional Class *(a)	89,154	961,077
Aberdeen Global Financial Services Fund, Institutional Class (a)	91,062	828,665
Aberdeen Global Utilities Fund, Institutional Class (a)	67,208	601,509
Aberdeen Health Sciences Fund, Institutional Class (a)	64,075	639,472
Aberdeen International Equity Institutional Fund, Institutional Class (a)	106,177	1,147,776
Aberdeen Natural Resources Fund, Institutional Class (a)	41,212	639,605
Aberdeen Small Cap Fund, Institutional Class (a)	64,635	763,981
Aberdeen Technology and Communications Fund, Institutional Class *(a)	129,616	394,031
Aberdeen U.S. Equity Fund, Institutional Class *(a)	132,409	1,076,483

		7,672,208

Fixed Income Fund (2.0%)
PIMCO Developing Local Markets Fund	20,707	206,654

Total Mutual Funds		8,405,176

EXCHANGE TRADED FUNDS (18.9%)
Equity Fund (7.2%)
iShares Russell Midcap Index Fund	4,162	331,878
iShares S&P 500 Index Fund	3,919	422,625

		754,503

Fixed Income Fund (3.9%)
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	3,864	407,613

Real Estate Investment Trust (REIT) (7.8%)
iShares Cohen & Steers Realty Majors Index Fund	10,784	531,543
SPDR Dow Jones Wilshire International Real Estate Fund	8,777	292,801

		824,344

Total Exchange Traded Funds		1,986,460

Total Investments (Cost $11,355,140)(b) — 98.8%		10,391,636

Other assets in excess of liabilities — 1.2%		125,988

Net Assets — 100.0%		$10,517,624

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate

	Shares or Principal Amount	Value
MUTUAL FUNDS (56.6%)
Commodity Fund (3.1%)
Credit Suisse Commodity Return Strategy Fund	170,894	$1,363,732

Equity Fund (43.9%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	122,066	1,330,525
Aberdeen Equity Long-Short Fund, Institutional Class *(a)	298,824	3,221,326
Aberdeen Global Financial Services Fund, Institutional Class (a)	292,178	2,658,819
Aberdeen Global Utilities Fund, Institutional Class (a)	55,760	499,052
Aberdeen Health Sciences Fund, Institutional Class (a)	85,558	853,871
Aberdeen International Equity Institutional Fund, Institutional Class (a)	375,601	4,060,251
Aberdeen Natural Resources Fund, Institutional Class (a)	137,088	2,127,599
Aberdeen Small Cap Fund, Institutional Class (a)	186,900	2,209,157
Aberdeen Technology and Communications Fund, Institutional Class *(a)	171,360	520,933
Aberdeen U.S. Equity Fund, Institutional Class *(a)	215,124	1,748,959
		19,230,492

Fixed Income Fund (9.6%)
Oppenheimer International Bond Fund, Class Y	499,240	3,165,184
PIMCO Developing Local Markets Fund	105,153	1,049,424
		4,214,608

Total Mutual Funds		24,808,832

EXCHANGE TRADED FUNDS (42.7%)
Equity Fund (4.1%)
iShares Russell Midcap Index Fund	17,511	1,396,327
iShares S&P 500 Index Fund	3,900	420,576
		1,816,903
Fixed Income Fund (33.6%)
iShares Barclays 1-3 Year Treasury Bond Fund	25,465	2,129,129
iShares Barclays Aggregate Bond Fund	69,728	7,297,035
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	50,062	5,281,040
		14,707,204

Real Estate Investment Trust (REIT) (5.0%)
iShares Cohen & Steers Realty Majors Index Fund	27,571	1,358,975
SPDR Dow Jones Wilshire International Real Estate Fund	24,695	823,825
		2,182,800

Total Exchange Traded Funds		18,706,907

Total Investments (Cost $42,427,190)(b) — 99.3%		43,515,739

Other assets in excess of liabilities — 0.7%		305,549

Net Assets — 100.0%		$43,821,288

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (73.0%)
Commodity Fund (4.1%)
Credit Suisse Commodity Return Strategy Fund	170,067	$1,357,139

Equity Fund (62.9%)
Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund, Institutional Class (a)	33,943	320,080
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	89,243	972,744
Aberdeen Equity Long-Short Fund, Institutional Class *(a)	276,134	2,976,721
Aberdeen Global Financial Services Fund, Institutional Class (a)	277,521	2,525,442
Aberdeen Global Utilities Fund, Institutional Class (a)	123,534	1,105,625
Aberdeen Health Sciences Fund, Institutional Class (a)	186,092	1,857,201
Aberdeen International Equity Institutional Fund, Institutional Class (a)	294,001	3,178,146
Aberdeen Natural Resources Fund, Institutional Class (a)	120,180	1,865,198
Aberdeen Small Cap Fund, Institutional Class (a)	190,141	2,247,464
Aberdeen Technology and Communications Fund, Institutional Class *(a)	270,389	821,982
Aberdeen U.S. Equity Fund, Institutional Class *(a)	333,680	2,712,822
		20,583,425

Fixed Income Fund (6.0%)
Oppenheimer International Bond Fund, Class Y	181,687	1,151,894
PIMCO Developing Local Markets Fund	81,059	808,966
		1,960,860

Total Mutual Funds		23,901,424

EXCHANGE TRADED FUNDS (25.2%)
Equity Fund (5.8%)
iShares Russell Midcap Index Fund	12,367	986,144
iShares S&P 500 Index Fund	8,320	897,229
		1,883,373

Fixed Income Fund (13.6%)
iShares Barclays Aggregate Bond Fund	17,879	1,871,038
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	24,325	2,566,044
		4,437,082

Real Estate Investment Trust (REIT) (5.8%)
iShares Cohen & Steers Realty Majors Index Fund	25,855	1,274,393
SPDR Dow Jones Wilshire International Real Estate Fund	19,220	641,179
		1,915,572

Total Exchange Traded Funds		8,236,027

Total Investments (Cost $32,924,528)(b) — 98.2%		32,137,451

Other assets in excess of liabilities — 1.8%		576,689

Net Assets — 100.0%		$32,714,140

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Optimal Allocations Fund: Specialty

	Shares or Principal Amount	Value
MUTUAL FUNDS (86.4%)
Commodity Fund (6.1%)
Credit Suisse Commodity Return Strategy Fund	312,815	$2,496,263

Equity Fund (79.2%)
Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund, Institutional Class (a)	44,066	415,543
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	341,270	3,719,838
Aberdeen Equity Long-Short Fund, Institutional Class *(a)	475,447	5,125,320
Aberdeen Global Financial Services Fund, Institutional Class (a)	663,030	6,033,575
Aberdeen Global Utilities Fund, Institutional Class (a)	310,309	2,777,262
Aberdeen Health Sciences Fund, Institutional Class (a)	451,441	4,505,381
Aberdeen International Equity Institutional Fund, Institutional Class (a)	77,178	834,296
Aberdeen Natural Resources Fund, Institutional Class (a)	296,760	4,605,715
Aberdeen Technology and Communications Fund, Institutional Class *(a)	1,412,403	4,293,704

		32,310,634

Fixed Income Fund (1.1%)
PIMCO Developing Local Markets Fund	45,257	451,667

Total Mutual Funds		35,258,564

EXCHANGE TRADED FUNDS (13.4%)
Fixed Income Fund (4.3%)
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	16,862	1,778,773

Real Estate Investment Trust (REIT) (9.1%)
iShares Cohen & Steers Realty Majors Index Fund	50,606	2,494,370
SPDR Dow Jones Wilshire International Real Estate Fund	36,604	1,221,109

		3,715,479

Total Exchange Traded Funds		5,494,252

Total Investments (Cost $47,094,754)(b) — 99.8%		40,752,816

Other assets in excess of liabilities — 0.2%		73,095

Net Assets — 100.0%		$40,825,911

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
YANKEE DOLLARS (30.3%)
AUSTRALIA (1.5%)
Commercial Banks (1.5%)
Commonwealth Bank of Australia, Series 2554 (USD), 0.47%, 12/15/16(a)	$5,000,000	$4,800,800

CHINA (1.3%)
Food Products (0.5%)
CFG Investment SAC, Series REGS (USD), 9.25%, 12/19/13	1,350,000	1,407,375

Oil, Gas & Consumable Fuels (0.3%)
Xinao Gas Holdings Ltd. (USD), 7.38%, 08/05/12	900,000	946,230

Specialty Retail (0.5%)
Parkson Retail Group Ltd. (USD), 7.13%, 05/30/12	1,500,000	1,543,128

		3,896,733

HONG KONG (7.0%)
Commercial Banks (1.9%)
Bank of East Asia Ltd. (USD), 5.63%, 12/13/15(a)	3,500,000	3,505,600
Wing Hang Bank Ltd. (USD), 6.00%, 12/31/49(a)	2,800,000	2,601,883

		6,107,483

Diversified Financial Services (1.5%)
Henson Finance Ltd. (USD), 5.50%, 09/17/19	4,750,000	4,565,225

Diversified Holding Companies (3.2%)
Hutchison Whampao International Ltd. (USD), 7.63%, 04/09/19	4,300,000	4,937,690
Hutchison Whampoa International Ltd. (USD), 7.45%, 11/24/33	200,000	227,236
Swire Pacific MTN Financing Ltd.
(USD), 6.25%, 04/18/18	1,700,000	1,861,476
(USD), 5.50%, 08/19/19	2,800,000	2,867,875

		9,894,277

Real Estate (0.4%)
Hongkong Land Finance (Cayman Island) Co. Ltd. (USD), 5.50%, 04/28/14	1,100,000	1,166,855
		21,733,840

INDIA (1.9%)
Commercial Banks (0.9%)
ICICI Bank Ltd.
(USD), 6.63%, 10/03/12	1,600,000	1,696,303
(USD), 6.38%, 04/30/22	1,300,000	1,211,740
		2,908,043
Electric Utilities (1.0%)
NTPC Ltd. (USD), 5.88%, 03/02/16	3,000,000	3,093,711
		6,001,754
INDONESIA (2.4%)
Commercial Banks (0.8%)
Bank CIMB Niaga Tbk (USD), 7.38%, 11/22/16(a)	2,400,000	2,402,117

Diversified Financial Services (0.5%)
MGTI Finance Co. Ltd. (USD), 8.38%, 09/15/10	1,500,000	1,513,134

Electric Utilities (0.8%)
Majapahit Holding BV
(USD), 7.25%, 10/17/11	1,130,000	1,188,444
(USD), 8.00%, 08/07/19	850,000	901,000
(USD), 7.88%, 06/29/37	300,000	289,214

		2,378,658

Independent Power Producers & Energy Traders (0.3%)
Listrindo Capital BV, Series REGS (USD), 9.25%, 01/29/15	1,000,000	1,020,000

		7,313,909

MALAYSIA (3.5%)
Commercial Banks (0.6%)
AMBB Capital Ltd. (USD), 6.77%, 01/27/49(a)	1,300,000	1,158,059
Public Bank Bhd (USD), 6.84%, 08/22/36(a)	600,000	578,284

		1,736,343

Diversified Financial Services (1.3%)
TNB Capital (L) Ltd. (USD), 5.25%, 05/05/15	4,000,000	4,210,852

Oil, Gas & Consumable Fuels (1.6%)
PETRONAS Capital Ltd. (USD), 5.25%, 08/12/19	2,400,000	2,419,294

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
YANKEE DOLLARS (CONTINUED)
MALAYSIA (continued)
Oil, Gas & Consumable Fuels (continued)
PETRONAS Global Sukuk Ltd. (USD), 4.25%, 08/12/14	$2,600,000	$2,620,646

		5,039,940

		10,987,135
NETHERLANDS (0.3%)
Multiline Retail (0.3%)
Matahari International Finance Co. BV (USD), 10.75%, 08/07/12	1,050,000	1,070,174

PHILIPPINES (0.7%)
Diversified Telecommunication Services (0.5%)
Philippine Long Distance Telephone Co. (USD), 8.35%, 03/06/17	1,250,000	1,403,632

Food Products (0.2%)
URC Philippines Ltd. (USD), 8.25%, 01/20/12	600,000	632,711

		2,036,343
REPUBLIC OF SOUTH KOREA (8.8%)
Commercial Banks (3.8%)
Busan Bank (USD), 6.00%, 10/30/17(a)	1,740,000	1,696,872
Hana Bank
(USD), 6.50%, 04/09/12(b)	750,000	806,519
(USD), 5.38%, 04/12/17(a)	1,780,000	1,806,855
Kookmin Bank (USD), 7.25%, 05/14/14	1,700,000	1,907,791
National Agricultural Cooperative Federation
(USD), 5.00%, 09/30/14	200,000	206,200
(USD), 5.38%, 04/26/17(a)	2,500,000	2,539,217
SC First Bank Korea Ltd. (USD), 7.27%, 03/03/34(a)	1,450,000	1,403,019
Shinhan Bank (USD), 5.66%, 03/02/35(a)	1,550,000	1,397,736

		11,764,209

Diversified Financial Services (1.5%)
Hana Funding Ltd. (USD), 8.75%, 12/17/49(a)	920,000	900,077
Hyundai Capital Services, Inc., Series REGS (USD), 6.00%, 05/05/15	3,500,000	3,713,150
		4,613,227
Diversified Telecommunication Services (0.6%)
KT Corp. (USD), 5.88%, 06/24/14	1,880,000	2,004,155
Electric Utilities (1.5%)
Korea Midland Power Co. Ltd. (USD), 5.38%, 02/11/13	3,300,000	3,504,316
Korea South-East Power Co. Ltd., Series REGS (USD), 6.00%, 05/25/16	1,100,000	1,162,697

		4,667,013
Internet Software & Services (0.8%)
SK Broadband Co. Ltd. (USD), 7.00%, 02/01/12	2,325,000	2,438,302

Multiline Retail (0.6%)
Shinsegae Co. Ltd. (USD), 6.13%, 06/27/11	1,900,000	1,986,471

		27,473,377

SINGAPORE (2.1%)
Commercial Banks (0.4%)
DBS Bank Ltd. (USD), 5.13%, 05/16/17(a)	1,300,000	1,342,869

Diversified Financial Services (1.3%)
DBS Capital Funding Corp., Series A (USD), 7.66%, 03/15/49(a)	900,000	929,727
ST Engineering Finance 1 Ltd. (USD), 4.80%, 07/16/19	3,000,000	3,056,571

		3,986,298

Semiconductors & Semiconductor Equipment (0.4%)
STATS ChipPAC Ltd. (USD), 6.75%, 11/15/11	1,300,000	1,316,250

		6,645,417

THAILAND (0.8%)
Commercial Banks (0.8%)
Bangkok Bank Public Co. Ltd. (USD), 9.03%, 03/15/29	1,400,000	1,635,892
Kasikornbank Public Co. Ltd., Series REGS (USD), 8.25%, 08/21/16	800,000	866,660

		2,502,552

Total Yankee Dollars		94,462,034

RESIDENTIAL MORTGAGE BACKED SECURITIES (1.7%)

AUSTRALIA (1.7%)
Medallion Trust, Series 2007-1G, Class A1 (USD), 0.30%, 02/27/39(a)	990,319	970,312

Progress Trust, Series 2007-1GA, Class 1A (USD), 0.34%, 08/19/38(a)(b)	4,393,555	4,233,594

Total Residential Mortgage Backed Securities		5,203,906

CREDIT LINKED NOTES (12.3%)
INDIA (8.0%)
India Government Bonds, Deutsche Bank AG London Credit Linked Notes
(USD), 5.16%, 05/22/14	8,900,000	8,625,771
(USD), 6.90%, 07/22/19	6,250,000	6,019,606

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
CREDIT LINKED NOTES (CONTINUED)
INDIA (continued)
India Government Bonds, Royal Bank of Scotland Credit Linked Notes (USD), 8.45%, 07/02/11	$10,000,000	$10,328,829

		24,974,206

INDONESIA (4.3%)
Indonesia Government Bonds, Credit Linked Notes (USD), 14.28%, 12/18/13(a)(b)	6,500,000	8,307,480
Indonesia Treasury Bills, Credit Linked Notes (IDR), 6.66%, 07/15/10(c)	50,000,000,000	5,188,978

		13,496,458

Total Credit Linked Notes		38,470,664

SOVEREIGN BONDS (41.8%)
INDONESIA (3.6%)
Indonesia Government Bond, Series
FR40 (IDR), 11.00%, 09/15/25	29,000,000,000	3,314,379
Perusahaan Penerbit SBSN Indonesia
(USD), 8.80%, 04/23/14	2,500,000	2,887,982
Republic of Indonesia
(USD), 11.63%, 03/04/19	1,800,000	2,542,500
(USD), 6.63%, 02/17/37	1,900,000	1,853,701
Republic of Indonesia, Series REGS
(USD), 5.88%, 03/13/20	600,000	606,240

		11,204,802
MALAYSIA (2.8%)
Malaysian Government, Series 0409
(MYR), 3.74%, 02/27/15	10,000,000	2,926,539
Malaysian Government, Series 1/06
(MYR), 4.26%, 09/15/16	19,500,000	5,812,910

		8,739,449
PHILIPPINES (7.0%)
Philippine Government Bond, Series 7-48 (PHP), 7.00%, 01/27/16	567,300,000	12,214,973
Republic of Philippines
(USD), 8.88%, 03/17/15	1,900,000	2,287,125
(USD), 9.88%, 01/15/19	1,800,000	2,328,750
(USD), 10.63%, 03/16/25	2,000,000	2,778,022
(USD), 7.75%, 01/14/31	1,950,000	2,149,875

		21,758,745

REPUBLIC OF SOUTH KOREA (19.0%)
Korea Monetary Stab Bond, Series 1108 (KRW), 4.15%, 08/02/11	1,000,000,000	866,574
Korea Treasury Bond, Series 1403 (KRW), 4.75%, 03/10/14	10,000,000,000	8,648,902
Korea Treasury Bond, Series 1809 (KRW), 5.75%, 09/10/18	6,500,000,000	5,746,291
Korea Treasury Inflation Linked Bond, Series 1703 (KRW), 2.75%, 03/10/17	45,000,000,000	42,522,273
Republic of Korea (USD), 7.13%, 04/16/19	1,200,000	1,390,074

		59,174,114

SINGAPORE (9.4%)
Housing & Development Board Bond, Series 028 (SGD), 1.55%, 10/26/12	4,000,000	2,863,882
Singapore Government Bond
(SGD), 3.63%, 07/01/14	4,500,000	3,540,766
(SGD), 4.00%, 09/01/18	20,000,000	15,941,603
Singapore Treasury Bills, Series 91 (SGD), 0.54%, 04/01/10(c)	10,000,000	7,107,618

		29,453,869

Total Sovereign Bonds		130,330,979

SOVEREIGN AGENCY (1.1%)
HONG KONG (0.2%)
Hong Kong Mortgage Corp. Ltd. (The) (USD), 3.50%, 08/04/14	500,000	512,219

REPUBLIC OF SOUTH KOREA (0.9%)
Korea Expressway Corp.
(USD), 4.88%, 04/07/14	150,000	155,035
(USD), 4.50%, 03/23/15	2,600,000	2,622,669

		2,777,704

Total Sovereign Agency		3,289,923

Total Investments (Cost $272,462,096)(d) — 87.2%		271,757,506

Other assets in excess of liabilities — 12.8%		39,742,282

Net Assets — 100.0%		$311,499,788

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2010.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of trustees.
(c)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
EMTN	Euro Medium Term Note
IDR	Indonesian Rupiah
KRW	Korean Won
MTN	Medium Term Note
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
USD	U.S. Dollar

See accompanying notes to statements of investments.

At January 31, 2010, the Fund held the following futures contracts:

Futures Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Korea Treasury 3 Year Bond Future	625	03/16/10	$198,069
U.S. Treasury 5 Year Note Future	(737)	03/31/10	(76,146)
U.S. Treasury 2 Year Note Future	72	03/31/10	28,914
U.S. Treasury 10 Year Note Future	65	03/22/10	123,740
U.S. Treasury 30 Year Bond Future	1	03/22/10	3,091

			$277,668

At January 31, 2010, the Fund’s open forward foreign currency contracts were as follows:

Purchase / Sale		Amount Purchased		Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar / United States Dollar
settlement date 03/15/10	AUD	480,000	USD	435,332	422,566	(12,766)

Chinese Yuan Renminbi / United States Dollar
settlement date 07/06/10	CNY	58,721,760	USD	8,640,000	8,717,694	77,694
settlement date 07/06/10	CNY	101,610,000	USD	15,000,000	15,084,781	84,781
settlement date 07/06/10	CNY	14,883,000	USD	2,200,000	2,209,495	9,495
settlement date 07/06/10	CNY	41,522,955	USD	6,150,000	6,164,400	14,400
settlement date 07/06/10	CNY	118,186,740	USD	17,460,000	17,545,724	85,724
settlement date 07/06/10	CNY	8,847,800	USD	1,300,000	1,313,524	13,524
settlement date 07/06/10	CNY	89,034,150	USD	13,100,000	13,217,800	117,800
settlement date 07/06/10	CNY	66,662,336	USD	9,880,000	9,896,533	16,533
settlement date 07/06/10	CNY	64,210,500	USD	9,500,000	9,532,539	32,539
settlement date 01/28/11	CNY	14,581,600	USD	2,200,000	2,199,955	(45)

Indian Rupee / United States Dollar
settlement date 03/15/10	INR	196,182,000	USD	4,200,000	4,232,075	32,075
settlement date 04/06/10	INR	112,125,000	USD	2,300,000	2,416,401	116,401
settlement date 04/09/10	INR	137,760,000	USD	3,000,000	2,968,412	(31,588)
settlement date 04/09/10	INR	748,088,500	USD	16,300,000	16,119,593	(180,407)
settlement date 07/19/10	INR	101,024,000	USD	2,200,000	2,163,808	(36,192)

Indonesian Rupiah / United States Dollar
settlement date 02/10/10	IDR	82,255,500,000	USD	8,100,000	8,788,013	688,013
settlement date 03/15/10	IDR	18,074,700,000	USD	1,900,000	1,923,998	23,998
settlement date 04/28/10	IDR	10,390,000,000	USD	1,000,000	1,099,002	99,002
settlement date 04/28/10	IDR	18,612,000,000	USD	1,800,000	1,968,684	168,684
settlement date 04/28/10	IDR	20,710,000,000	USD	2,000,000	2,190,600	190,600
settlement date 06/10/10	IDR	19,745,600,000	USD	2,050,000	2,079,014	29,014
settlement date 10/19/10	IDR	23,837,500,000	USD	2,500,000	2,464,249	(35,751)

Malaysian Ringgit / United States Dollar
settlement date 03/15/10	MYR	5,096,250	USD	1,500,000	1,491,306	(8,694)
settlement date 03/15/10	MYR	48,517,000	USD	14,500,000	14,197,439	(302,561)
settlement date 04/09/10	MYR	3,433,000	USD	1,000,000	1,004,381	4,381
settlement date 04/19/10	MYR	20,735,900	USD	6,200,000	6,063,027	(136,973)
settlement date 04/26/10	MYR	27,031,430	USD	7,900,000	7,900,504	504

Philippine Pese / United States Dollar
settlement date 03/11/10	PHP	116,150,000	USD	2,500,000	2,483,113	(16,887)
settlement date 04/19/10	PHP	124,740,000	USD	2,700,000	2,664,141	(35,859)
settlement date 04/28/10	PHP	1,447,932,975	USD	30,775,000	30,890,592	115,592

Singapore Dollar / United States Dollar
settlement date 03/15/10	SGD	7,640,600	USD	5,500,000	5,432,916	(67,084)
settlement date 04/12/10	SGD	14,537,380	USD	10,400,000	10,334,944	(65,056)
settlement date 04/19/10	SGD	6,114,790	USD	4,400,000	4,347,052	(52,948)

South Korean Won / United States Dollar
settlement date 02/17/10	KRW	4,670,800,000	USD	4,000,000	4,020,372	20,372
settlement date 02/17/10	KRW	10,755,720,000	USD	9,200,000	9,257,943	57,943
settlement date 02/17/10	KRW	8,776,500,000	USD	7,500,000	7,554,337	54,337
settlement date 02/17/10	KRW	6,437,750,000	USD	5,500,000	5,541,268	41,268
settlement date 02/17/10	KRW	2,890,000,000	USD	2,500,000	2,487,556	(12,444)
settlement date 03/15/10	KRW	6,635,370,000	USD	5,700,000	5,710,725	10,725
settlement date 03/15/10	KRW	37,717,440,000	USD	32,320,000	32,461,477	141,477
settlement date 04/26/10	KRW	5,336,100,000	USD	4,500,000	4,586,383	86,383
settlement date 07/19/10	KRW	6,106,320,000	USD	5,400,000	5,240,163	(159,837)

Taiwan Dollar / United States Dollar
settlement date 02/03/10	TWD	293,664,000	USD	9,200,000	9,195,971	(4,029)
settlement date 03/15/10	TWD	130,851,500	USD	4,100,000	4,111,541	11,541
settlement date 04/09/10	TWD	752,880,000	USD	24,000,000	23,722,774	(277,226)
settlement date 04/19/10	TWD	125,600,000	USD	4,000,000	3,962,156	(37,844)
settlement date 04/28/10	TWD	145,415,200	USD	4,600,000	4,592,016	(7,984)
settlement date 04/28/10	TWD	12,716,600	USD	400,000	401,573	1,573

United States Dollar / Chinese Yuan Renminbi
settlement date 07/06/10	USD	7,250,000	CNY	48,959,250	7,268,375	(18,375)

United States Dollar / Indonesian Rupiah
settlement date 02/03/10	USD	9,200,000	IDR	89,930,000,000	9,618,733	(418,733)
settlement date 02/10/10	USD	3,400,000	IDR	35,513,000,000	3,794,138	(394,138)

United States Dollar / Japanese Yen
settlement date 03/15/10	USD	1,400,000	JPY	123,354,140	1,367,020	32,980
settlement date 04/13/10	USD	4,800,000	JPY	443,078,400	4,910,985	(110,985)
settlement date 04/13/10	USD	4,000,000	JPY	369,320,000	4,093,463	(93,463)
settlement date 04/19/10	USD	1,000,000	JPY	91,019,400	1,008,876	(8,876)

United States Dollar / Malaysian Ringgit
settlement date 04/26/10	USD	6,000,000	MYR	20,256,000	5,920,242	79,758

United States Dollar / Philippine Pese
settlement date 04/19/10	USD	3,300,000	PHP	155,496,000	3,321,013	(21,013)

United States Dollar / Singapore Dollar
settlement date 04/12/10	USD	6,000,000	SGD	8,440,320	6,000,410	(410)

United States Dollar / South Korean Won
settlement date 04/12/10	USD	750,000	KRW	853,650,000	734,302	15,698

United States Dollar / Taiwan Dollar
settlement date 04/28/10	USD	3,600,000	TWD	114,228,000	3,607,166	(7,166)

					$396,019,253	$(80,525)

At January 31, 2010, the Fund’s open cross currency contracts were as follows:

Purchase / Sale		Amount Purchased		Amount Sold	Market Value	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Australian Dollar / Japanese Yen	AUD	5,000,000	JPY	4,610,661	$4,386,990	$4,715,485	$(328,495)

At January 31, 2010, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
SGD	31,500,000	05/20/13	CITI	Receive	6-Month SORF Index	2.90%	$724,068
THB	485,906,000	07/09/13	CITI	Receive	6-Month BIBOR Index	6.22%	(1,644,529)
THB	200,000,000	02/12/14	UBS	Receive	6-Month THFX Index	2.75%	(67,118)
HKD	106,000,000	10/16/14	UBS	Receive	3-Month HIBOR Index	2.51%	(64,316)
SGD	19,750,000	05/20/15	CITI	Receive	6-Month SORF Index	3.13%	540,185
KRW	25,000,000,000	03/27/18	CITI	Receive	3-Month KWCDC Index	5.10%	(791,053)
SGD	8,500,000	05/22/23	CITI	Receive	6-Month SORF Index	3.65%	361,399

							$(941,364)

At January 31, 2010, the Fund’s cross currency swaps were as follows:

Deliverable	Receiving Notional Amount	Paying Notional Amount	Expiration Date	Counterparty	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Receive Floating USD / Pay Fixed KRW	2,354,310	2,226,000,000	02/16/10	CITI	6-Month LIBOR Index	3.05%	$436,617
Receive Floating USD / Pay Fixed KRW	20,000,000	20,220,000,000	05/07/10	CITI	6-Month LIBOR Index	2.87%	2,599,668
Receive Floating USD / Pay Fixed KRW	19,743,340	20,000,000,000	07/11/10	CITI	6-Month LIBOR Index	3.53%	2,352,279
Receive Floating USD / Pay Fixed KRW	20,018,016	20,000,000,000	07/14/10	CITI	6-Month LIBOR Index	4.05%	2,582,088
Receive Floating USD / Pay Fixed KRW	2,426,007	2,500,000,000	06/13/11	CITI	6-Month LIBOR Index	3.81%	222,007
Receive Fixed PHP / Pay Floating USD	14,000,000	654,780,000	11/17/11	CITI	6-Month LIBOR Index	3.15%	244,069
Receive Fixed PHP / Pay Floating USD	4,500,000	210,465,000	11/17/12	CITI	6-Month LIBOR Index	3.75%	106,589
Receive Floating USD / Pay Fixed KRW	15,000,000	15,543,000,000	06/28/13	CITI	6-Month LIBOR Index	4.30%	1,116,932
Receive Floating USD / Pay Fixed KRW	4,859,611	4,500,000,000	06/22/17	CITI	6-Month LIBOR Index	5.24%	688,867

							$10,349,116

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (57.3%)
AUSTRALIA (2.4%)
Insurance (2.4%)
QBE Insurance Group Ltd. (a)	7,070	$142,541

CHINA (3.5%)
Oil, Gas & Consumable Fuels (1.7%)
PetroChina Co. Ltd. (a)	92,000	102,752

Wireless Telecommunication Services (1.8%)
China Mobile Ltd. (a)	11,000	103,347

		206,099

HONG KONG (13.9%)
Commercial Banks (3.8%)
Dah Sing Banking Group Ltd. *(a)	25,200	33,724
Standard Chartered PLC (London Listing) (a)	6,650	153,156
Wing Hang Bank Ltd. (a)	4,500	37,813

		224,693

Food & Staples Retailing (0.9%)
Dairy Farm International Holdings Ltd. (a)	8,100	51,777

Industrial Conglomerates (2.0%)
Jardine Strategic Holdings Ltd. (a)	7,000	118,940

Real Estate Management & Development (5.9%)
Hang Lung Group Ltd. (a)	10,000	44,825
Hang Lung Properties Ltd. (a)	21,000	71,279
Sun Hung Kai Properties Ltd. (a)	6,000	76,795
Swire Pacific Ltd., Class A (a)	14,000	151,913

		344,812

Semiconductors & Semiconductor Equipment (1.3%)
ASM Pacific Technology Ltd. (a)	9,500	78,351

		818,573

INDIA (10.2%)
Automobiles (1.5%)
Hero Honda Motors Ltd. (a)	2,680	90,246

Commercial Banks (0.6%)
ICICI Bank Ltd. (a)	1,100	19,676
ICICI Bank Ltd. ADR	500	17,640

		37,316

Construction Materials (0.5%)
Grasim Industries Ltd. GDR, Registered Shares (b)	580	32,596

Electrical Equipment (0.9%)
ABB Ltd. (a)	2,930	51,226

Gas Utilities (0.3%)
GAIL India Ltd. GDR, Registered Shares (a)	360	18,291

Household Products (0.5%)
Hindustan Unilever Ltd. (a)	5,970	31,176

Information Technology Services (2.3%)
Infosys Technologies Ltd. (a)	1,820	97,250
Infosys Technologies Ltd. ADR	690	35,818

		133,068

Pharmaceuticals (1.3%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	2,280	74,552

Thrifts & Mortgage Finance (2.3%)
Housing Development Finance Corp. Ltd. (a)	2,615	134,588

		603,059

INDONESIA (0.9%)
Household Products (0.9%)
PT Unilever Indonesia Tbk (a)	43,000	51,772

MALAYSIA (1.9%)
Commercial Banks (1.0%)
CIMB Group Holdings Bhd (a)	15,700	58,130

Tobacco (0.9%)
British American Tobacco Bhd (a)	4,200	51,806

		109,936

PHILIPPINES (1.1%)
Commercial Banks (0.6%)
Bank of the Philippine Islands (a)	37,400	36,451

Real Estate Management & Development (0.5%)
Ayala Land, Inc. (a)	141,700	31,779

		68,230

REPUBLIC OF SOUTH KOREA (1.6%)
Commercial Banks (0.8%)
Busan Bank *(a)	2,460	24,052
Daegu Bank (a)	1,720	21,920

		45,972

Food & Staples Retailing (0.8%)
Shinsegae Co. Ltd. (a)	102	46,037

		92,009

SINGAPORE (12.5%)
Aerospace & Defense (1.6%)
Singapore Technologies Engineering Ltd. (a)	44,000	96,133

Airlines (0.8%)
Singapore Airlines Ltd. (a)	5,000	48,928

Commercial Banks (5.4%)
Oversea-Chinese Banking Corp. Ltd. (a)	30,000	173,695

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
SINGAPORE (continued)
Commercial Banks (continued)
United Overseas Bank Ltd. (a)	11,000	$141,036
		314,731
Diversified Telecommunication Services (2.0%)
Singapore Telecommunications Ltd. (a)	56,000	119,370

Electronic Equipment & Instruments (0.6%)
Venture Corp. Ltd. (a)	6,000	35,982

Real Estate Management & Development (2.1%)
City Developments Ltd. (a)	16,000	121,286

		736,430

TAIWAN (2.7%)
Semiconductors & Semiconductor Equipment (1.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	52,000	98,727

Wireless Telecommunication Services (1.0%)
Taiwan Mobile Co. Ltd. (a)	31,000	59,902

		158,629

THAILAND (2.7%)
Construction Materials (1.3%)
Siam Cement Public Co. Ltd., Foreign Shares (a)	11,000	73,307

Oil, Gas & Consumable Fuels (1.4%)
PTT Exploration & Production Public Co. Ltd., Foreign Shares (a)	21,200	83,705
		157,012
UNITED KINGDOM (3.9%)
Metals & Mining (3.9%)
BHP Billiton PLC (a)	2,260	66,290
Rio Tinto PLC (a)	3,400	165,782

		232,072

Total Common Stocks		3,376,362

PREFERRED STOCK (2.5%)
REPUBLIC OF SOUTH KOREA (2.5%)
Semiconductors & Semiconductor Equipment (2.5%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	336	147,830

Total Preferred Stocks		147,830

REPURCHASE AGREEMENTS (38.9%)
State Street Bank, 0.00%, dated 01/29/10, due 02/01/10, repurchase price $2,288,002, collateralized by U.S. Treasury Bill, maturing 07/01/10; total market value of $2,333,833	$2,288,000	2,288,000

Total Investments (Cost $5,940,904)(c) — 98.7%		5,812,192

Other assets in excess of liabilities — 1.3%		75,497

Net Assets — 100.0%		$5,887,689

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.55% of net assets as of January 31, 2010.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (80.2%)
BRAZIL (3.8%)
Multiline Retail (1.2%)
Lojas Renner SA	750,000	$14,317,929

Real Estate Management & Development (1.1%)
Multiplan Empreendimentos Imobiliarios SA	829,075	13,196,928

Tobacco (1.5%)
Souza Cruz SA	580,000	18,621,425

		46,136,282

CHILE (1.8%)
Commercial Banks (1.8%)
Banco Santander Chile ADR	352,000	21,764,160

CHINA (7.0%)
Oil, Gas & Consumable Fuels (2.9%)
PetroChina Co. Ltd. (a)	31,528,000	35,212,848

Wireless Telecommunication Services (4.1%)
China Mobile Ltd. (a)	5,277,000	49,578,228

		84,791,076

HONG KONG (7.4%)
Commercial Banks (2.1%)
Standard Chartered PLC (London Listing) (a)	1,130,000	26,025,046

Real Estate Management & Development (5.3%)
Hang Lung Group Ltd. (a)	6,900,000	30,929,214
Swire Pacific Ltd., Class A (a)	1,634,500	17,735,827
Swire Pacific Ltd., Class B (a)	7,405,000	14,978,178
		63,643,219

		89,668,265

HUNGARY (3.0%)
Hotels, Restaurants & Leisure (0.0%)
Danubius Hotel and Spa Nyrt. PLC *(a)	2,039	34,238

Pharmaceuticals (3.0%)
Richter Gedeon Nyrt. (a)	128,000	26,970,303
Richter Gedeon Nyrt. GDR (b)	41,000	8,560,800
		35,531,103

		35,565,341

INDIA (12.6%)
Automobiles (1.5%)
Hero Honda Motors Ltd. (a)	530,315	17,857,749

Commercial Banks (1.0%)
ICICI Bank Ltd. (a)	700,000	12,521,143
ICICI Bank Ltd. ADR	1,100	38,808

		12,559,951

Construction Materials (1.8%)
Grasim Industries Ltd. (a)	383,188	21,566,980

Household Products (1.1%)
Hindustan Unilever Ltd. (a)	2,450,000	12,794,339

Information Technology Services (2.6%)
Infosys Technologies Ltd. (a)	597,000	31,900,033

Pharmaceuticals (1.0%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	350,586	11,463,477

Thrifts & Mortgage Finance (2.5%)
Housing Development Finance Corp. Ltd. (a)	590,000	30,365,913

Wireless Telecommunication Services (1.1%)
Bharti Airtel Ltd. (a)	2,000,000	13,199,262
		151,707,704
INDONESIA (2.5%)
Automobiles (2.5%)
PT Astra International Tbk (a)	7,900,000	30,217,129

ISRAEL (4.0%)
Pharmaceuticals (2.4%)
Teva Pharmaceutical Industries Ltd. ADR	499,000	28,303,280

Software (1.6%)
Checkpoint Software Technologies Ltd.*	609,000	19,475,820

		47,779,100

ITALY (2.1%)
Energy Equipment & Services (2.1%)
Tenaris SA ADR	572,100	25,172,400

MALAYSIA (3.1%)
Commercial Banks (3.1%)
CIMB Group Holdings Bhd (a)	4,600,000	17,031,533
Public Bank Bhd (Foreign Mkt) (a)	5,631,400	19,795,352

		36,826,885

MEXICO (7.6%)
Beverages (2.7%)
Fomento Economico Mexicano SAB de CV ADR	779,000	32,842,640

Commercial Banks (2.1%)
Grupo Financiero Banorte SAB de CV	7,884,200	25,880,876

Food & Staples Retailing (1.3%)
Organizacion Soriana SAB de CV, Class B*	6,674,779	15,503,984

Household Durables (0.2%)
Consorcio ARA SAB de CV*	3,467,000	2,230,034

Transportation Infrastructure (1.3%)
Grupo Aeroportuario del Sureste SAB de CV ADR	312,000	15,075,840

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
MEXICO (continued)
Transportation Infrastructure (continued)
		$91,533,374

PHILIPPINES (2.0%)
Commercial Banks (1.1%)
Bank of the Philippine Islands (a)	12,976,400	12,647,178

Real Estate Management & Development (0.9%)
Ayala Land, Inc. (a)	50,552,000	11,337,294
		23,984,472

POLAND (0.8%)
Commercial Banks (0.8%)
Bank Pekao SA *(a)	173,361	10,017,456

REPUBLIC OF SOUTH KOREA (1.8%)
Commercial Banks (0.3%)
Busan Bank *(a)	232,010	2,268,413
Daegu Bank (a)	155,190	1,977,780
		4,246,193

Food & Staples Retailing (1.5%)
Shinsegae Co. Ltd. (a)	39,400	17,783,016
		22,029,209

RUSSIAN FEDERATION (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
LUKOIL ADR	590,000	32,391,000

SOUTH AFRICA (4.9%)
Food & Staples Retailing (2.9%)
Massmart Holdings Ltd. (a)	3,005,000	34,319,247

Specialty Retail (2.0%)
Truworths International Ltd. (a)	4,362,000	24,137,083
		58,456,330

TAIWAN (4.4%)
Semiconductors & Semiconductor Equipment (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	19,300,809	36,644,240

Wireless Telecommunication Services (1.4%)
Taiwan Mobile Co. Ltd. (a)	8,500,062	16,424,938
		53,069,178

THAILAND (4.5%)
Construction Materials (2.5%)
Siam Cement Public Co. Ltd., Foreign Shares (a)	4,593,000	30,608,832

Oil, Gas & Consumable Fuels (2.0%)
PTT Exploration & Production Public Co. Ltd., Foreign Shares (a)	6,130,000	24,203,374
		54,812,206

TURKEY (4.2%)
Commercial Banks (2.7%)
Akbank T.A.S. (a)	5,603,000	32,737,063

Food & Staples Retailing (1.5%)
BIM Birlesik Magazalar A.S. (a)	392,732	17,821,080
		50,558,143

Total Common Stocks		966,479,710

PREFERRED STOCKS (16.7%)
BRAZIL (12.8%)
Commercial Banks (3.1%)
Banco Bradesco SA ADR, Preferred Shares	2,248,800	37,240,128

Metals & Mining (3.6%)
Vale SA ADR, Preferred Shares	1,959,000	44,234,220

Oil, Gas & Consumable Fuels (6.1%)
Petroleo Brasileiro SA ADR, Preferred Shares	1,279,000	46,146,320
Ultrapar Participacoes SA, Preferred Shares	621,000	27,315,170
		73,461,490
		154,935,838

REPUBLIC OF SOUTH KOREA (3.9%)
Semiconductors & Semiconductor Equipment (3.9%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	106,000	46,636,843

Total Preferred Stocks		201,572,681

REPURCHASE AGREEMENTS (3.9%)
State Street Bank, 0.00%, dated 01/29/10, due 02/01/10, repurchase price $47,161,039, collateralized by U.S. Treasury Bill, maturing 07/01/10; total market value of $48,105,935	$47,161,000	47,161,000

Total Investments (Cost $1,030,864,634)(c) — 100.8%		1,215,213,391

Liabilities in excess of other assets — (0.8)%		(9,516,455)

Net Assets — 100.0% $		1,205,696,936

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.71% of net assets as of January 31, 2010.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen International Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.7%)
AUSTRALIA (3.0%)
Insurance (3.0%)
QBE Insurance Group Ltd. (a)	36,300	$731,857

CHINA (3.0%)
Oil, Gas & Consumable Fuels (1.4%)
PetroChina Co. Ltd. (a)	304,000	339,530

Wireless Telecommunication Services (1.6%)
China Mobile Ltd. (a)	40,827	383,576
		723,106

FRANCE (2.4%)
Electrical Equipment (2.4%)
Schneider Electric SA (a)	5,600	577,642

GERMANY (8.4%)
Air Freight & Logistics (0.9%)
Deutsche Post AG (a)	12,900	224,643

Electric Utilities (3.8%)
E.ON AG (a)	25,200	926,568

Food & Staples Retailing (0.9%)
Metro AG (a)	4,000	219,655

Textiles, Apparel & Luxury Goods (2.8%)
Adidas AG (a)	13,600	692,154
		2,063,020

HONG KONG (4.7%)
Commercial Banks (2.4%)
Standard Chartered PLC (London Listing) (a)	25,800	594,200

Real Estate Management & Development (2.3%)
Swire Pacific Ltd., Class A (a)	52,000	564,248
		1,158,448

ITALY (9.7%)
Commercial Banks (2.2%)
Intesa Sanpaolo SpA *(a)	142,100	540,849

Energy Equipment & Services (3.6%)
Tenaris SA ADR	19,800	871,200

Oil, Gas & Consumable Fuels (3.9%)
Eni SpA (a)	41,000	952,763
		2,364,812

JAPAN (11.7%)
Chemicals (1.9%)
Shin-Etsu Chemical Co. Ltd. (a)	8,831	461,940

Machinery (2.2%)
Fanuc Ltd. (a)	5,600	535,937

Office Electronics (2.4%)
Canon, Inc. (a)	15,099	590,289

Pharmaceuticals (3.2%)
Takeda Pharmaceutical Co. Ltd. (a)	17,855	783,354

Real Estate Management & Development (2.0%)
Daito Trust Construction Co. Ltd. (a)	10,500	498,120
		2,869,640

MEXICO (2.9%)
Transportation Infrastructure (2.9%)
Grupo Aeroportuario del Sureste SAB de CV ADR	14,800	715,136

NETHERLANDS (2.1%)
Industrial Conglomerates (2.1%)
Koninklijke Philips Electronics NV (a)	17,300	522,356

SINGAPORE (4.0%)
Commercial Banks (1.9%)
Oversea-Chinese Banking Corp. Ltd. (a)	82,000	474,766

Real Estate Management & Development (2.1%)
City Developments Ltd. (a)	66,000	500,305
		975,071

SPAIN (2.9%)
Insurance (2.9%)
Mapfre SA (a)	176,688	696,598

SWEDEN (4.9%)
Commercial Banks (2.8%)
Nordea Bank AB (a)	74,000	678,915

Communications Equipment (2.1%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	52,900	512,826
		1,191,741

SWITZERLAND (10.4%)
Food Products (2.0%)
Nestle SA (a)	10,649	504,924

Insurance (3.6%)
Zurich Financial Services AG (a)	4,100	871,957

Pharmaceuticals (4.8%)
Novartis AG (a)	7,500	401,475
Roche Holding AG (a)	4,600	771,965
		1,173,440
		2,550,321

TAIWAN (3.5%)
Semiconductors & Semiconductor Equipment (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	457,000	867,654

UNITED KINGDOM (16.1%)
Machinery (1.7%)
Weir Group PLC (The) (a)	34,100	419,591

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2010 (Unaudited)

Aberdeen International Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (continued)
Machinery (continued)

Metals & Mining (4.0%)
BHP Billiton PLC (a)	7,900	$231,721
Rio Tinto PLC (a)	15,100	736,267
		967,988

Multi-Utilities (1.6%)
Centrica PLC (a)	90,500	388,474

Oil, Gas & Consumable Fuels (1.0%)
Royal Dutch Shell PLC, A Shares (a)	4,900	135,419
Royal Dutch Shell PLC, A Shares (a)	3,500	97,174
		232,593

Pharmaceuticals (2.1%)
AstraZeneca PLC (a)	11,100	515,162

Tobacco (2.1%)
British American Tobacco PLC (a)	15,623	516,355

Wireless Telecommunication Services (3.6%)
Vodafone Group PLC (a)	417,100	890,992
		3,931,155

Total Common Stocks		21,938,557

PREFERRED STOCKS (7.5%)
BRAZIL (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
Petroleo Brasileiro SA ADR, Preferred Shares	22,600	815,408

REPUBLIC OF SOUTH KOREA (4.2%)
Semiconductors & Semiconductor Equipment (4.2%)
Samsung Electronics Co. Ltd. GDR (a)	4,700	1,016,556

Total Preferred Stocks		1,831,964

Total Investments (Cost $23,256,930)(b) — 97.2%		23,770,521

Other assets in excess of liabilities — 2.8%		684,786

Net Assets — 100.0%		$24,455,307

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Notes to Statements of Investments

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their Statements of Investments (“Statements”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Statements requires management to make estimates and assumptions that affect the reported amounts at the date of the Statements. Actual results could differ from those estimates.

Security Valuation - Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time. Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

Shares of the Underlying Funds in which the Funds invest are valued at their respective net asset values as reported by the Underlying Funds or at the last sales price reflected at the close of the exchange on which the Underlying Funds are traded. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds value securities and assets at fair value.

The Funds holding foreign equity securities (the “Foreign Equity Funds”) value foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. For Funds that invest in foreign equity securities, “fair value” prices are automatically provided by an independent fair value service if such prices are available in accordance with fair value procedures approved by the Board of Trustees. Fair value prices are intended to reflect more accurately the value of those securities at the time a Fund’s net asset value (“NAV”) is calculated. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available, are unreliable or may be affected by a significant event and therefore, do not represent fair value. When the fair value prices are utilized, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets.

In accordance with Accounting Standards Codifications 820 “Fair Value Measurements and Disclosures” (“ASC 820,” formerly “FAS 157”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The valuation techniques utilized by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1: quoted prices in active markets for identical assets.

•	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each of the Fund’s investments as of January 31, 2010:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	Total ($)
Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks - Long Positions	252,967,874	—	252,967,874
Common Stocks - Short Positions	(63,776,933)	—	(63,776,933)
Exchange Traded Funds - Short Positions	(30,069,751)	—	(30,069,751)

	159,121,190	—	159,121,190

Aberdeen Health Sciences Fund
Investments in Securities
Common Stocks
Pharmaceuticals	4,329,405	597,530	4,926,935
All Other	9,048,944	—	9,048,944

	13,378,349	597,530	13,975,879

Aberdeen Natural Resources Fund
Investments in Securities
Common Stocks	94,488,637	—	94,488,637

Aberdeen Small Cap Fund
Investments in Securities
Common Stocks	181,568,739	—	181,568,739

Aberdeen Technology and Communications Fund
Investments in Securities
Common Stocks
Computers & Peripherals	1,193,936	121,834	1,315,770
Machinery	—	104,029	104,029
Semiconductors & Semiconductor Equipment	1,193,203	101,444	1,294,647
Wireless Telecommunication Services	188,096	130,507	318,603
All Other	4,948,643	—	4,948,643

	7,523,878	457,814	7,981,692

Aberdeen U.S. Equity Fund
Investments in Securities
Common Stocks	53,238,990	—	53,238,990

Aberdeen Global Fixed Income Fund
Investments in Securities
Asset Backed Securities	—	928,556	928,556
Mortgage Backed Securities	—	2,519,633	2,519,633
Corporate Bonds	—	6,141,299	6,141,299
Convertible Corporate Bond	—	45,283	45,283
Covered Bonds	—	1,317,018	1,317,018
Foreign Non-Government Bonds	—	7,439,004	7,439,004
Municipal Bonds	—	277,744	277,744
Other Domestic Government Bonds	—	14,511,590	14,511,590
U.S. Government Mortgage Backed Agencies	—	6,513,275	6,513,275
U.S. Treasury Obligations	—	2,287,801	2,287,801
Yankee Dollars	—	813,334	813,334
Other Financial Instruments*
Forward Foreign Currency Contracts	—	42,505	42,505
Futures Contracts	(17,176)	—	(17,176)

	(17,176)	42,837,042	42,819,866

Aberdeen Tax-Free Income Fund
Municipal Bonds	—	119,588,704	119,588,704

Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks
Multiline Retail	1,594,106	—	1,594,106
Oil, Gas & Consumable Fuels	280,063	3,409,437	3,689,500
All Other	—	36,913,375	36,913,375

	1,874,169	40,322,812	42,196,981

Aberdeen Developing Markets Fund
Investments in Securities
Common Stocks
Automobiles	—	5,200,200	5,200,200
Commercial Banks	6,235,333	12,836,224	19,071,557
Construction Materials	1,368,976	3,801,614	5,170,590
Food & Staples Retailing	1,600,389	7,680,207	9,280,596
Household Products	—	1,227,212	1,227,212
Information Technology Services	2,721,797	534,339	3,256,136
Oil, Gas & Consumable Fuels	—	9,313,955	9,313,955
Pharmaceuticals	2,722,560	5,025,415	7,747,975
Real Estate Management & Development	1,342,766	7,715,088	9,057,854
Semiconductors & Semiconductor Equipment	—	3,797,756	3,797,756
Specialty Retail	—	2,429,202	2,429,202
Thrifts & Mortgage Finance	—	2,882,189	2,882,189
Wireless Telecommunication Services	—	8,472,755	8,472,755
All Other	13,171,781	—	13,171,781
Preferred Stocks
Semiconductors & Semiconductor Equipment	—	5,543,624	5,543,624
All Other	14,759,645	—	14,759,645

	43,923,247	76,459,780	120,383,027

Aberdeen Global Financial Services Fund
Common Stocks
Capital Markets	4,376,570	526,952	4,903,522
Commercial Banks	5,092,081	7,667,208	12,759,289
Insurance	3,782,348	6,287,683	10,070,031
Real Estate Management & Development	906,459	2,799,443	3,705,902
All Other	9,583,904	—	9,583,904

	23,741,362	17,281,286	41,022,648

Aberdeen Global Small Cap Fund
Investments in Securities
Common Stocks
Chemicals	1,490,845	1,248,984	2,739,829
Containers & Packaging	466,650	—	466,650
Electric Utilities	832,660	—	832,660
Energy Equipment & Services	711,664	—	711,664
Health Care Equipment & Supplies	488,157	620,432	1,108,589
Health Care Providers & Services	1,702,140	—	1,702,140
Information Technology Services	419,283	—	419,283
Insurance	696,470	—	696,470
Life Sciences Tools & Services	511,368	—	511,368
Metals & Mining	404,736	—	404,736
Multiline Retail	1,057,618	—	1,057,618
Oil, Gas & Consumable Fuels	769,227	1,856,736	2,625,963
Pharmaceuticals	633,204	2,518,567	3,151,771
Real Estate Management & Development	499,814	793,159	1,292,973
Specialty Retail	492,492	1,940,964	2,433,456
Transportation Infrastructure	1,593,216	423,978	2,017,194
All Other	—	21,635,417	21,635,417
Preferred Stocks
Oil, Gas & Consumable Fuels	1,060,057	—	1,060,057

	13,829,601	31,038,237	44,867,838

Aberdeen Global Utilities Fund
Investments in Securities
Common Stocks
Diversified Telecommunication Services	1,831,241	1,556,596	3,387,837
Electric Utilities	394,468	1,657,107	2,051,575
All Other	—	3,181,885	3,181,885

	2,225,709	6,395,588	8,621,297

Aberdeen International Equity Fund
Investments in Securities
Common Stocks
Transportation Infrastructure	10,171,360	—	10,171,360
Energy Equipment & Services	12,922,800	—	12,922,800
Semiconductors & Semiconductor Equipment	13,218,942	—	13,218,942
All Other	—	299,142,619	299,142,619
Preferred Stocks
Semiconductors & Semiconductor Equipment	—	15,442,996	15,442,996
Oil, Gas & Consumable Fuels	12,263,592	—	12,263,592

	48,576,694	314,585,615	363,162,309

Aberdeen Select Worldwide Fund
Investments in Securities
Common Stocks
Aerospace & Defense	701,792	—	701,792
Energy Equipment & Services	1,559,788	—	1,559,788
Food & Staples Retailing	576,186	—	576,186
Food Products	550,434	—	550,434
Health Care Providers & Services	439,793	—	439,793

Household Products	886,320	—	886,320
Oil, Gas & Consumable Fuels	361,680	1,745,661	2,107,341
Pharmaceuticals	1,100,050	2,367,741	3,467,791
Road & Rail	538,687	—	538,687
Semiconductors & Semiconductor Equipment	2,065,102	—	2,065,102
Tobacco	828,282	839,263	1,667,545
All Other	—	16,624,593	16,624,593
Preferred Stocks
Oil, Gas & Consumable Fuels	1,129,304	—	1,129,304
Semiconductors & Semiconductor Equipment	—	1,038,185	1,038,185

	10,737,418	22,615,443	33,352,861

Aberdeen Optimal Allocations Fund: Defensive
Investments in Securities
Mutual Funds	4,731,827	—	4,731,827
Exchange Traded Funds	5,068,739	—	5,068,739

	9,800,566	—	9,800,566

Aberdeen Optimal Allocations Fund: Growth
Investments in Securities
Mutual Funds	8,405,176	—	8,405,176
Exchange Traded Funds	1,986,460	—	1,986,460

	10,391,636	—	10,391,636

Aberdeen Optimal Allocations Fund: Moderate
Investments in Securities
Mutual Funds	24,808,832	—	24,808,832
Exchange Traded Funds	18,706,907	—	18,706,907

	43,515,739	—	43,515,739

Aberdeen Optimal Allocations Fund: Moderate Growth
Investments in Securities
Mutual Funds	23,901,424	—	23,901,424
Exchange Traded Funds	8,236,027	—	8,236,027

	32,137,451	—	32,137,451

Aberdeen Optimal Allocations Fund: Specialty
Investments in Securities
Mutual Funds	35,258,564	—	35,258,564
Exchange Traded Funds	5,494,252	—	5,494,252

	40,752,816	—	40,752,816

Aberdeen Asia Bond Institutional Fund
Investments in Securities
Yankee Dollars	—	94,462,034	94,462,034
Residential Mortgage Backed Securities	—	5,203,906	5,203,906
Credit Linked Notes	—	38,470,664	38,470,664
Sovereign Bonds	—	130,330,979	130,330,979
Sovereign Agency	—	3,289,923	3,289,923
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(409,020)	(409,020)
Futures Contracts	277,668	—	277,668
Swaps	—	9,407,752	9,407,752

	277,668	280,756,238	281,033,906

Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund
Investments in Securities
Common Stocks
Commercial Banks	17,640	699,653	717,293
Construction Materials	32,596	73,307	105,903
Information Technology Services	35,818	97,250	133,068
All Other	—	2,420,098	2,420,098
Preferred Stocks
Semiconductors & Semiconductor Equipment	—	147,830	147,830
Repurchase Agreement	—	2,288,000	2,288,000

	86,054	5,726,138	5,812,192

Aberdeen Emerging Markets Institutional Fund
Investments in Securities
Common Stocks
Beverages	32,842,640	—	32,842,640
Commercial Banks	47,683,844	135,020,964	182,704,808
Energy Equipment & Services	25,172,400	—	25,172,400
Food & Staples Retailing	15,503,984	69,923,343	85,427,327
Household Durables	2,230,034	—	2,230,034
Multiline Retail	14,317,929	—	14,317,929
Oil, Gas & Consumable Fuels	32,391,000	59,416,222	91,807,222
Pharmaceuticals	36,864,080	38,433,780	75,297,860
Real Estate Management & Development	13,196,928	74,980,513	88,177,441
Software	19,475,820	—	19,475,820
Tobacco	18,621,425	—	18,621,425
Transportation Infrastructure	15,075,840	—	15,075,840
All Other	—	315,328,964	315,328,964
Preferred Stocks
Semiconductors & Semiconductor Equipment	—	46,636,843	46,636,843
All Other	154,935,838	—	154,935,838
Repurchase Agreement	—	47,161,000	47,161,000

	428,311,762	786,901,629	1,215,213,391

Aberdeen International Equity Institutional Fund
Investments in Securities
Common Stocks
Transportation Infrastructure	715,136	—	715,136
Energy Equipment & Services	871,200	—	871,200
All Other	—	20,352,221	20,352,221
Preferred Stocks
Oil, Gas & Consumable Fuels	815,408	—	815,408
Semiconductors & Semiconductor Equipment	—	1,016,556	1,016,556

	2,401,744	21,368,777	23,770,521

*	Other financial instruments are derivative instruments reflected in the Statement of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/(depreciation) on the investment.

Amounts listed as “-” are $0 or round to $0.

There were no Level 3 securities held in the Funds during the period ended January 31, 2010. For detailed industry descriptions, see the accompanying Statements.

For the period ended January 31, 2010, there have been no significant changes to the fair value valuation methodologies.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time the Fund’s Management is in the process of reviewing ASU 2010-06 to determine future applicability.

Repurchase Agreements - The Funds may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Transactions - The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange as of Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Contracts - A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. The Fund may enter into Forward Contracts in connection with security transactions or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed as provided by an Approved Pricing Agent. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Short Sales - Certain of the Funds are authorized to engage in short-selling of portfolio securities, which obligates the Funds to replace any security that the Funds have borrowed by purchasing the security at current market value sometime in the future. The Funds will incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds generally will realize a gain if the price of the security declines between these dates. Until the Funds replace the borrowed security, the Funds will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Funds’ short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Funds. Before engaging in a short sale transaction, the Fund will borrow or arrange to borrow the securities in time to make delivery to the buyer within the settlement period.

Futures Contracts - Futures contracts are used to manage the interest rate exposure of certain Funds more efficiently. Their use reduces transaction costs and allows interest rate decisions to be implemented in a more timely manner. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margins,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Swaps - Certain Funds enter into swaps to efficiently gain or hedge interest rate or currency risk in the Fund. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Funds will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Funds record unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Credit default swaps - A Fund uses credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issuers (i.e., to reduce risk when the Fund owns or has exposure to such issuers), or to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.

As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, the Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk - that the seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

The Asia Bond Institutional’s Predecessor Fund utilized credit default swaps prior to its reorganization as Asia Bond Institutional. The Fund is not a party to any credit default swap contracts at January 31, 2010.

Credit-Linked Notes - The Asia Bond Institutional Fund invests in credit linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Mortgage Dollar Rolls - Certain Funds may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

Security Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis.

2. Federal Tax Information

As of January 31, 2010, the tax cost of securities and the breakdown of unrealized appreciation/depreciation for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Aberdeen Equity Long-Short Fund	$258,314,720	$3,100,407	$(8,447,253)	$(5,346,846)
Aberdeen Health Sciences Fund	12,878,874	1,242,350	(145,345)	1,097,005
Aberdeen Natural Resources Fund	85,069,165	10,907,823	(1,488,351)	9,419,472
Aberdeen Small Cap Fund	157,210,550	27,598,646	(3,240,457)	24,358,189
Aberdeen Technology and Communications Fund	7,261,513	805,863	(85,684)	720,179
Aberdeen U.S. Equity Fund	44,890,542	8,786,964	(438,516)	8,348,448
Aberdeen Global Fixed Income Fund	42,791,878	608,224	(605,565)	2,659
Aberdeen Tax-Free Income Fund	113,448,106	6,564,947	(424,349)	6,140,598
Aberdeen China Opportunities Fund	33,498,332	10,058,514	(1,359,865)	8,698,649
Aberdeen Developing Markets Fund	98,916,420	23,296,840	(1,830,233)	21,466,607
Aberdeen Global Financial Services Fund	37,665,707	5,359,849	(2,002,908)	3,356,941
Aberdeen Global Small Cap Fund	43,762,942	2,625,026	(1,520,130)	1,104,896
Aberdeen Global Utilities Fund	9,746,823	536,276	(1,661,802)	(1,125,526)
Aberdeen International Equity Fund	313,908,658	54,305,755	(5,052,104)	49,253,651
Aberdeen Select Worldwide Fund	28,256,664	5,356,652	(260,455)	5,096,197
Aberdeen Optimal Allocations Fund: Defensive	9,653,074	211,745	(64,253)	147,492
Aberdeen Optimal Allocations Fund: Growth	12,352,826	80,269	(2,041,459)	(1,961,190)
Aberdeen Optimal Allocations Fund: Moderate	44,903,405	2,215,441	(3,603,107)	(1,387,666)
Aberdeen Optimal Allocations Fund: Moderate Growth	34,506,398	634,770	(3,003,717)	(2,368,947)
Aberdeen Optimal Allocations Fund: Specialty	52,446,201	135,631	(11,829,016)	(11,693,385)
Aberdeen Asia Bond Institutional Fund	272,188,587	5,937,963	(6,369,044)	(431,081)
Aberdeen Asia-Pacific Equity Institutional Fund	5,940,904	10,376	(139,088)	(128,712)
Aberdeen Emerging Markets Institutional Fund	1,048,213,704	178,142,646	(11,142,959)	166,999,687
Aberdeen International Equity Institutional Fund	23,284,762	1,096,674	(610,915)	485,759

3. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through March 30, 2010, the date the report was available to be issued. Based on this evaluation, no adjustments were required to the report as of January 31, 2010.

The following are details relating to subsequent events that have occurred since January 31, 2010 through March 30, 2010. On December 8, 2009, the Board of Trustees of Aberdeen Funds approved a proposal to liquidate the Aberdeen Global Utilities Fund, the Aberdeen Health Sciences Fund, and the Aberdeen Technology and Communications Fund. The Funds liquidated effective February 19, 2010. Effective February 28, 2010, the Board of Trustees of the Aberdeen Funds approved the name changes of the Aberdeen Developing Markets Fund to the Aberdeen Emerging Markets Fund and the Aberdeen Select Worldwide Fund to the Aberdeen Global Equity Fund.

The Board of Trustees of Aberdeen Funds, recently approved proposed reorganizations, whereby certain series of Aberdeen Funds will acquire certain series of Pacific Capital Trust. For more information on the proposed reorganizations, please refer to the supplement filed with SEC on March 10, 2010.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aberdeen Funds

By (Signature and Title)	/S/ ANDREA MELIA
Andrea Melia, Treasurer

Date:	March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ GARY MARSHALL
Gary Marshall, President

Date:	March 30, 2010

By (Signature and Title)	/S/ ANDREA MELIA
Andrea Melia, Treasurer

Date:	March 30, 2010